UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 52.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
Accudyne Industries, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	688	$654,896
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	172	171,075
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	228	181,847
TransDigm, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	5,600	5,305,897
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,392	1,316,332
Wesco Aircraft Hardware Corp.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,021	1,005,316
WP CPP Holdings, LLC
Term Loan, 6.28%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	549	530,795

		$9,166,158

Automotive — 1.3%
Allison Transmission, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	1,736	$1,717,048
American Axle and Manufacturing, Inc.
Term Loan, 4.75%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	3,486	3,319,186
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	291	287,479
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	594	568,755
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	1,485	1,462,725
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	1,175	1,151,861
Garrett LX III S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	299	284,287
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.46%, (USD LIBOR + 2.00%), Maturing March 7, 2025(4)	2,258	2,160,473
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	403	384,690
L&W, Inc.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	846	833,064
Tenneco, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	3,775	3,553,219
Thor Industries, Inc.
Term Loan, Maturing October 30, 2025(5)	1,725	1,638,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	919	$1,043,873
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,137	1,087,182
Tower Automotive Holdings USA, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,841	1,765,050

			$21,257,642

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,920	$2,788,745
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		827	766,679
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	867,200

			$4,422,624

Brokerage/Securities Dealers/Investment Houses — 0.1%
Advisor Group, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		599	$589,523
Aretec Group, Inc.
Term Loan, 6.77%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		1,225	1,194,375
OZ Management L.P.
Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		560	555,800

			$2,339,698

Building and Development — 1.6%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		2,997	$2,859,637
Beacon Roofing Supply, Inc.
Term Loan, 4.68%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		645	615,288
Brookfield Property REIT, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,025	968,442
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		842	816,255
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		1,712	1,643,189
DTZ U.S. Borrower, LLC
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		5,885	5,627,770
Henry Company, LLC
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		2,328	2,271,251
NCI Building Systems, Inc.
Term Loan, 6.18%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		798	730,166
Quikrete Holdings, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		3,005	2,867,713
RE/MAX International, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,239	2,172,070
Realogy Group, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		912	864,236
Summit Materials Companies I, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		693	665,713

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Werner FinCo L.P.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,038	$977,896
WireCo WorldGroup, Inc.
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		684	678,833
Term Loan - Second Lien, 11.52%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,650	1,658,250

			$25,416,709

Business Equipment and Services — 4.7%
Acosta Holdco, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		1,553	$951,948
Adtalem Global Education, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		423	415,739
AlixPartners, LLP
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,509	2,416,021
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,541	1,745,463
AppLovin Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		1,600	1,584,000
ASGN Incorporated
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	491,336
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,675	1,915,413
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		948	945,256
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		591	561,746
Camelot UK Holdco Limited
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		2,286	2,188,778
Cast and Crew Payroll, LLC
Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		467	463,217
Ceridian HCM Holding, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		1,546	1,488,145
Change Healthcare Holdings, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,435	7,083,682
Crossmark Holdings, Inc.
DIP Loan, Maturing April 15, 2019(5)		167	161,630
Term Loan, 0.00%, Maturing December 20, 2019(6)		1,958	607,107
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		1,428	1,363,979
EAB Global, Inc.
Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		1,414	1,347,133
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		393	74,204
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		885	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(4)		3,480	3,376,002
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		421	414,439

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 8.78%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,413	$1,386,728
First Data Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		3,407	3,276,446
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,172	2,077,273
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	1,010	728,451
Global Payments, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		1,045	1,006,026
IG Investment Holdings, LLC
Term Loan, 6.14%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		2,939	2,874,179
Information Resources, Inc.
Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		1,625	1,589,791
Iron Mountain, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		918	869,864
J.D. Power and Associates
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		1,175	1,146,019
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		2,179	2,124,309
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,903	6,599,290
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,397	2,155,959
PGX Holdings, Inc.
Term Loan, 7.78%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,505	1,457,954
Ping Identity Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		373	366,595
Pre-Paid Legal Services, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		459	449,575
Prime Security Services Borrower, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,986	1,909,293
Red Ventures, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,080	1,030,958
SMG Holdings, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		248	240,681
Solera, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		866	819,542
Spin Holdco, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,907	3,724,648
Tempo Acquisition, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		985	945,600
Trans Union, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		283	273,123
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		448	432,172
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		2,127	2,095,060
Vestcom Parent Holdings, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		613	600,296
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		308	297,166

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
West Corporation
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		348	$317,604
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,213	1,114,972
Worldpay, LLC
Term Loan, 4.19%, (USD LIBOR + 1.75%), Maturing October 14, 2023(4)		277	266,825
Term Loan, 4.19%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,935	1,861,991
ZPG PLC
Term Loan, 5.48%, (1 week GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	775	978,245

			$74,611,873

Cable and Satellite Television — 2.3%
Charter Communications Operating, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,812	$3,664,757
CSC Holdings, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		4,004	3,784,240
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,075	1,017,219
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,368	1,312,260
MCC Iowa, LLC
Term Loan, 4.42%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		1,087	1,048,398
Mediacom Illinois, LLC
Term Loan, 4.17%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		626	596,151
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	517	559,333
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,118	1,944,359
Radiate Holdco, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,147	2,025,796
Telenet Financing USD, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,725	2,599,650
Unitymedia Finance, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,016,438
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,140,826
UPC Financing Partnership
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,332	2,225,747
Virgin Media Bristol, LLC
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		8,050	7,653,537
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,625	2,941,426
Ziggo Secured Finance Partnership
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		4,150	3,924,344

			$37,454,481

Chemicals and Plastics — 2.8%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		754	$721,751
Aruba Investments, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		364	353,674
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		616	603,601

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,838	$2,684,032
Chemours Company (The)
Term Loan, 4.28%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		521	501,678
Emerald Performance Materials, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		642	623,030
Term Loan - Second Lien, 10.27%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		725	725,000
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		344	332,758
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		351	339,992
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		491	475,730
Flint Group GmbH
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		190	172,098
Flint Group US, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,150	1,041,054
Gemini HDPE, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,967	1,902,709
H.B. Fuller Company
Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		2,056	1,937,413
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,267	3,668,971
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		1,584	1,511,069
Invictus U.S., LLC
Term Loan, 5.50%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		521	508,687
Kraton Polymers, LLC
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,158	1,127,678
MacDermid, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		362	360,204
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,714	2,673,141
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(5)		1,625	1,555,938
Minerals Technologies, Inc.
Term Loan, 4.80%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,107	1,073,995
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		717	718,426
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	979	1,122,094
Platform Specialty Products Corporation
Term Loan, Maturing November 15, 2025(5)		675	654,750
PMHC II, Inc.
Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		397	361,270
PQ Corporation
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,127	2,021,720
Schenectady International Group, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		975	940,875
Sonneborn Refined Products B.V.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		79	78,544
Sonneborn, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		447	445,080
Spectrum Holdings III Corp.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		361	347,722

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Starfruit Finco B.V.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		3,050	$2,867,000
Tata Chemicals North America, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		1,019	991,185
Trinseo Materials Operating S.C.A.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		2,806	2,689,538
Tronox Blocked Borrower, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		1,130	1,101,417
Tronox Finance, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		2,607	2,541,732
Univar, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,888	2,767,552
Venator Materials Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		420	401,851
Versum Materials, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		709	696,876

			$45,641,835

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		271	$262,072
Spectrum Brands, Inc.
Term Loan, 4.54%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		2,205	2,153,621

			$2,415,693

Containers and Glass Products — 1.5%
Berlin Packaging, LLC
Term Loan, 5.42%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		249	$236,623
Berry Global, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		961	937,320
BWAY Holding Company
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,597	2,452,343
Consolidated Container Company, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		444	428,833
Flex Acquisition Company, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,265	2,139,482
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,546	1,471,396
Libbey Glass, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		980	941,225
Pelican Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		647	614,412
Reynolds Group Holdings, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		9,915	9,493,384
Ring Container Technologies Group, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		916	875,255
Trident TPI Holdings, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		843	798,497
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,785	1,997,996
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,500	1,685,445

			$24,072,211

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	2,115	$2,009,634

		$2,009,634

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	1,130	$1,106,943
Amneal Pharmaceuticals, LLC
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	3,730	3,534,538
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	2,789	2,510,156
Bausch Health Companies, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	6,261	6,010,338
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	5,344	5,049,726
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	1,280	1,229,532
Jaguar Holding Company II
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,379	6,075,484
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,384	3,108,509
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	918	848,825
PharMerica Corporation
Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	868	830,443

		$30,304,494

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	2,359	$2,273,245
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	1,294	1,202,955
GFL Environmental, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	2,563	2,402,657
Wastequip, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	149	145,898

		$6,024,755

Electronics/Electrical — 6.0%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	2,816	$2,634,030
Applied Systems, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	3,117	2,993,397
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	731	724,526
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	1,626	1,577,551
Barracuda Networks, Inc.
Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	398	381,085
Blackhawk Network Holdings, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	846	807,338

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	300	$342,068
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,025	2,910,806
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		884	764,195
Celestica, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		375	368,250
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		823	794,135
CommScope, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		818	772,892
CPI International, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		716	689,985
Cypress Semiconductor Corporation
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		1,239	1,203,077
DigiCert, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		1,194	1,149,592
Electro Rent Corporation
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,445	1,420,204
Energizer Holdings, Inc.
Term Loan, 4.71%, (3 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		575	557,750
Epicor Software Corporation
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		222	213,041
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		667	659,897
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		520	500,909
Financial & Risk US Holdings, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,225	1,149,050
Flexera Software, LLC
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		273	263,957
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(2)		66	63,328
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		458	442,189
Go Daddy Operating Company, LLC
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		6,273	6,013,789
GTCR Valor Companies, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,716	1,652,013
Hyland Software, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		4,962	4,792,659
Infoblox, Inc.
Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,012	1,006,942
Infor (US), Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		8,917	8,566,068
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	346	395,369
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,041	2,957,405
Lattice Semiconductor Corporation
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		526	525,408

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	4,617	$4,426,540
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	554	517,660
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,481	1,403,082
Microchip Technology Incorporated
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	2,464	2,344,173
MTS Systems Corporation
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	1,357	1,309,936
Prometric Holdings, Inc.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	323	312,079
Renaissance Holding Corp.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,294	1,204,572
Term Loan - Second Lien, 9.52%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	183,000
Seattle Spinco, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,739	3,495,886
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	253	239,196
SkillSoft Corporation
Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	5,032	4,081,943
SolarWinds Holdings, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,188	1,144,935
Southwire Company
Term Loan, 4.46%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	622	610,215
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,415	1,345,118
SS&C Technologies, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	3,730	3,541,194
SurveyMonkey, Inc.
Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	732	713,212
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,087	1,027,576
Switch, Ltd.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	271	264,555
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	616	600,188
TriTech Software Systems
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	900	878,906
TTM Technologies, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	309	289,627
Uber Technologies
Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,568	3,471,542
Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	3,085	3,045,944
Ultra Clean Holdings, Inc.
Term Loan, 9.00%, (3 mo. USD Prime + 3.50%), Maturing August 27, 2025	944	901,580
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,000	969,583
Veritas Bermuda Ltd.
Term Loan, 7.09%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,693	2,316,706
Vero Parent, Inc.
Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	2,617	2,607,128

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	640	$728,092
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		808	760,641
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		2,209	2,113,620

			$96,141,334

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		1,702	$1,642,397
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		3,275	3,194,763
Flying Fortress, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		4,712	4,629,212
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		620	600,152

			$10,066,524

Financial Intermediaries — 1.6%
Citco Funding, LLC
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		4,006	$3,875,786
Clipper Acquisitions Corp.
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,262	1,218,071
Ditech Holding Corporation
Term Loan, 8.52%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		4,058	3,464,405
Donnelley Financial Solutions, Inc.
Term Loan, 5.42%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023		440	431,375
EIG Management Company, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		273	270,208
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	118	134,663
Term Loan, Maturing February 6, 2025(5)	EUR	632	718,204
Focus Financial Partners, LLC
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,965	1,908,628
Fortress Investment Group, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		1,101	1,073,695
Franklin Square Holdings L.P.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		549	529,423
Freedom Mortgage Corporation
Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,247	1,237,591
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		1,078	1,076,777
GreenSky Holdings, LLC
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,538	1,488,378
Guggenheim Partners, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		2,746	2,701,279
Harbourvest Partners, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,160	1,125,661
LPL Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,576	1,518,918
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		113	112,223

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		328	$326,195
Sesac Holdco II, LLC
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		639	619,466
StepStone Group L.P.
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		645	637,061
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		292	288,932
Virtus Investment Partners, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		723	712,981
Walker & Dunlop, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		875	870,625

			$26,340,545

Food Products — 1.7%
Alphabet Holding Company, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,642	$2,401,621
Badger Buyer Corp.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		395	385,619
CHG PPC Parent, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		498	477,600
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		3,769	3,124,854
Dole Food Company, Inc.
Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,925	1,855,219
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	3,075	3,503,362
Hearthside Food Solutions, LLC
Term Loan, 6.21%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		771	739,316
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 31, 2025		475	461,344
High Liner Foods Incorporated
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		1,005	926,857
HLF Financing S.a.r.l.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,097	1,069,819
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	421	481,121
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,052	1,998,393
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(4)		8,063	7,773,663
Nomad Foods Europe Midco Limited
Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,318	1,252,337
Post Holdings, Inc.
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,116	1,081,175
Restaurant Technologies, Inc.
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		225	219,375

			$27,751,675

Food Service — 1.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		7,519	$7,174,017
Aramark Services, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		933	905,452

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.56%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	647	$595,010
Dhanani Group, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	647	640,282
IRB Holding Corp.
Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	2,015	1,927,668
KFC Holding Co.
Term Loan, 4.22%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	1,173	1,144,745
NPC International, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	985	923,437
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	308	306,398
US Foods, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	868	825,628
Welbilt, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	1,767	1,687,369

		$16,130,006

Food/Drug Retailers — 0.4%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	686	$660,330
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,218	3,075,149
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	2,663	2,520,210
Diplomat Pharmacy, Inc.
Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	503	499,981

		$6,755,670

Health Care — 5.0%
Acadia Healthcare Company, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	281	$272,737
ADMI Corp.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	1,841	1,760,217
Akorn, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	1,115	904,649
Alliance Healthcare Services, Inc.
Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	1,078	1,061,953
Term Loan - Second Lien, 12.52%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	525	515,812
Argon Medical Devices, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	422	413,376
Athletico Management, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	575	568,531
Auris Luxembourg III S.a.r.l.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	963	944,539
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	3,178	3,088,863
Beaver-Visitec International, Inc.
Term Loan, 6.62%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	953	943,616
BioClinica, Inc.
Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	784	728,140
BW NHHC Holdco, Inc.
Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	1,070	1,048,232

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		420	$406,048
CHG Healthcare Services, Inc.
Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		3,771	3,639,189
Concentra, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		921	881,775
Convatec, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		686	667,478
CPI Holdco, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		911	891,329
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		545	533,610
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	903	1,013,380
DaVita, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		3,717	3,685,357
DJO Finance, LLC
Term Loan, 5.71%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		2,540	2,517,465
Envision Healthcare Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,850	4,541,487
Equian, LLC
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		715	690,325
Gentiva Health Services, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,145	2,091,229
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		963	911,109
Greatbatch Ltd.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,329	1,296,789
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,955	3,801,323
Hanger, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,141	1,124,254
Indivior Finance S.a.r.l.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		542	530,796
Inovalon Holdings, Inc.
Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,297	1,251,364
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		1,503	1,460,129
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		1,506	1,459,630
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		3,152	3,041,680
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,318	2,241,495
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	425,000
Medical Solutions, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		816	800,005
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		2,409	2,278,453
National Mentor Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021		667	658,971
Navicure, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		842	825,523

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
New Millennium Holdco, Inc.
Term Loan, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	351	$188,016
One Call Corporation
Term Loan, 7.71%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,789	1,591,362
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,972	3,703,973
Parexel International Corporation
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,888	2,632,089
Press Ganey Holdings, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	858	823,200
Prospect Medical Holdings, Inc.
Term Loan, 7.94%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,265	1,255,947
R1 RCM, Inc.
Term Loan, 7.77%, (6 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	597	591,030
RadNet, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,784	1,765,808
Select Medical Corporation
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,916	1,834,450
Sotera Health Holdings, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	995	955,584
Sound Inpatient Physicians
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	498	483,819
Surgery Center Holdings, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,086	1,037,369
Syneos Health, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	401	387,620
Team Health Holdings, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,383	2,150,263
Tecomet, Inc.
Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	886	855,472
U.S. Anesthesia Partners, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,706	1,638,349
Universal Hospital Services, Inc.
Term Loan, Maturing October 18, 2025(5)	475	460,750
Verscend Holding Corp.
Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,596	1,548,120
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	499	493,763
Wink Holdco, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	495	470,250

		$80,783,092

Home Furnishings — 0.4%
Bright Bidco B.V.
Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,775	$1,510,620
Serta Simmons Bedding, LLC
Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	5,232	4,368,563

		$5,879,183

Industrial Equipment — 2.4%
Al Alpine AT Bidco GmbH
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	225	$215,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altra Industrial Motion Corp.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		788	$752,597
Apex Tool Group, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,559	2,465,958
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		51	48,336
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		223	212,682
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,824	1,742,820
CPM Holdings, Inc.
Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		325	317,688
Delachaux S.A.
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		494	482,052
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	326	369,462
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	816	923,655
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		941	909,952
DXP Enterprises, Inc.
Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		568	565,683
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,609	1,544,400
EWT Holdings III Corp.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,285	2,211,146
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	397	452,091
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,737	1,678,256
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	451	511,455
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,074	1,041,582
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	983	1,104,663
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,997	4,761,556
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		896	860,799
Hayward Industries, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		494	475,234
LTI Holdings, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		474	448,937
Milacron, LLC
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,963	2,784,986
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,320	1,313,499
Pro Mach Group, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		248	237,580
Rexnord, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		3,426	3,335,360
Robertshaw US Holding Corp.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,042	953,544
Shape Technologies Group, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		249	243,153
Tank Holding Corp.
Term Loan, 5.64%, (USD LIBOR + 3.25%), Maturing March 17, 2022(4)		703	683,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		352	$344,276
Titan Acquisition Limited
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,151	2,916,818
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,100	1,257,174

			$38,166,606

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 5.21%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,764	$2,620,242
AmWINS Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,269	3,131,737
Asurion, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		5,222	5,031,873
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,706	2,598,628
Term Loan - Second Lien, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,750	2,695,000
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	616,575
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		474	457,229
Hub International Limited
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		5,174	4,898,055
NFP Corp.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,689	2,550,077
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing November 6, 2025(5)		1,275	1,222,938
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,209	3,039,278

			$28,861,632

Leisure Goods/Activities/Movies — 2.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		639	$616,672
Ancestry.com Operations, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		4,288	4,100,013
Bombardier Recreational Products, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		5,355	5,191,985
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.40%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		1,123	1,030,125
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,959	1,861,834
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	918	1,033,243
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		2,159	2,053,991
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		725	686,087
Emerald Expositions Holding, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,211	1,171,393
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	850	970,235

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kasima, LLC
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		116	$114,989
Lindblad Expeditions, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		471	470,360
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,884	1,881,439
Live Nation Entertainment, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		3,728	3,653,668
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		974	967,911
Sabre GLBL, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,138	1,097,559
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		2,225	2,134,149
SRAM, LLC
Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,489	1,421,744
Steinway Musical Instruments, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		918	897,406
Travel Leaders Group, LLC
Term Loan, 6.46%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		970	962,849
UFC Holdings, LLC
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		2,370	2,319,641

			$34,637,293

Lodging and Casinos — 2.3%
Aristocrat Technologies, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,204	$1,154,588
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	475	543,211
Boyd Gaming Corporation
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,094	1,047,393
CityCenter Holdings, LLC
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,811	2,672,534
Eldorado Resorts, LLC
Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		940	895,592
ESH Hospitality, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		2,098	2,021,822
Four Seasons Hotels Limited
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,078	1,033,532
Golden Nugget, Inc.
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		3,614	3,462,199
GVC Holdings PLC
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,350	1,536,773
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	700	889,711
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,166	1,137,762
Hanjin International Corp.
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	536,250
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		5,084	4,905,608
Las Vegas Sands, LLC
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,117	1,068,411

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,285	$2,189,675
Playa Resorts Holding B.V.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,689	2,524,696
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	975	1,114,081
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		4,279	4,157,021
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,223,918
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,372	1,321,843

			$36,436,620

Nonferrous Metals/Minerals — 0.4%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		143	$116,367
Dynacast International, LLC
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,457	1,388,028
Global Brass & Copper, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		1,002	969,375
Murray Energy Corporation
Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,279	1,914,150
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		452	34,837
Oxbow Carbon, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		665	653,362
Term Loan - Second Lien, 10.02%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	798,000
Rain Carbon GmbH
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 16, 2025	EUR	1,025	1,167,787

			$7,041,906

Oil and Gas — 0.8%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		745	$746,176
Apergy Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		334	315,949
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		275	263,312
CITGO Petroleum Corporation
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		1,732	1,699,552
Delek US Holdings, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		397	387,075
Fieldwood Energy, LLC
Term Loan, 7.77%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,771	2,604,681
Term Loan - Second Lien, 9.77%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		163	143,429
McDermott Technology Americas, Inc.
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		1,315	1,230,241
MEG Energy Corp.
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		1,241	1,220,881
PSC Industrial Holdings Corp.
Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		792	774,180

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	46	$39,034
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	122	104,663
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	877	752,391
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	109	97,502
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	178	159,628
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,346	1,204,667
Ultra Resources, Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	1,650	1,502,874

		$13,246,235

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,210	$1,149,203
Getty Images, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,658	3,560,897
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	380	345,419
Lamar Media Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	571	555,707
LSC Communications, Inc.
Term Loan, 8.02%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,005	997,090
Multi Color Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	371	352,687
ProQuest, LLC
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,835	1,794,662
Tweddle Group, Inc.
Term Loan, 6.97%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	758	705,449

		$9,461,114

Radio and Television — 1.5%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	513	$456,991
CBS Radio, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,713	1,612,258
Cumulus Media New Holdings, Inc.
Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	3,913	3,687,829
E.W. Scripps Company (The)
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	420	409,195
Entravision Communications Corporation
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	964	901,788
Gray Television, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	278	268,464
Term Loan, Maturing November 2, 2025(5)	750	748,125
Hubbard Radio, LLC
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	706	691,991
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	1,066	713,074
Term Loan, 0.00%, Maturing July 30, 2019(6)	1,682	1,128,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	359	$340,033
Nexstar Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	2,069	1,961,960
Raycom TV Broadcasting, LLC
Term Loan, 6.75%, (3 mo. USD Prime + 1.25%), Maturing August 23, 2024	1,185	1,183,519
Sinclair Television Group, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	495	473,159
Townsquare Media, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,276	2,216,086
Univision Communications, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,871	7,155,073

		$23,947,970

Retailers (Except Food and Drug) — 1.8%
Ascena Retail Group, Inc.
Term Loan, 7.06%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,226	$3,014,866
Bass Pro Group, LLC
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,531	1,470,357
BJ’s Wholesale Club, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	1,064	1,033,889
CDW, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,519	2,446,872
Coinamatic Canada, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	54	52,042
David’s Bridal, Inc.
DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 19, 2019	493	494,265
Term Loan, 0.00%, Maturing October 11, 2019(6)	3,582	1,922,339
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	3,108	2,964,311
Global Appliance, Inc.
Term Loan, 6.53%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,086	1,026,506
Harbor Freight Tools USA, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	564	534,592
Hoya Midco, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,120	2,024,809
J. Crew Group, Inc.
Term Loan, 5.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,758	2,691,952
LSF9 Atlantis Holdings, LLC
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,107	1,048,764
Party City Holdings, Inc.
Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	1,187	1,153,811
PetSmart, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,365	3,459,289
PFS Holding Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,236	1,229,933
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	645	465,741

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio Systems Corporation
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		468	$456,178
Shutterfly, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024		572	554,965
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024		668	641,938

			$28,687,419

Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		421	$401,816
GrafTech Finance, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		2,949	2,798,220
Neenah Foundry Company
Term Loan, 9.06%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		800	791,786
Phoenix Services International, LLC
Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		893	863,103
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		1,292	1,251,663

			$6,106,588

Surface Transport — 0.3%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		396	$381,257
Hertz Corporation (The)
Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,227	1,185,463
Kenan Advantage Group, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		130	125,662
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		426	413,229
PODS, LLC
Term Loan, 5.18%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		667	639,902
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		2,000	1,897,737
XPO Logistics, Inc.
Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	624,813

			$5,268,063

Telecommunications — 2.0%
CenturyLink, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,643	$5,285,019
Colorado Buyer, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		936	898,320
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		864	779,818
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,200	2,493,867
Frontier Communications Corp.
Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,118	1,966,860
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	1,925,862

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	2,234	$2,260,241
Intelsat Jackson Holdings S.A.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,500	1,494,843
IPC Corp.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	1,088	940,979
Level 3 Financing, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	700	663,250
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	835	747,437
Plantronics, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,446	1,396,355
Sprint Communications, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	4,053	3,880,568
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	550	534,188
Syniverse Holdings, Inc.
Term Loan, 7.46%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	1,067	938,905
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	5,471	5,210,969

		$31,417,481

Utilities — 1.0%
Brookfield WEC Holdings, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	2,375	$2,305,531
Calpine Construction Finance Company L.P.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,778	2,627,466
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,643	3,468,130
Dayton Power & Light Company (The)
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	662	656,539
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	143	141,101
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	3,141	3,092,583
Lightstone Holdco, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	59	56,069
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,097	1,043,943
Longview Power, LLC
Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	338	285,117
Talen Energy Supply, LLC
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	956	944,963
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	806	796,021
USIC Holdings, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	199	190,258
Vistra Energy Corp.
Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,119	1,077,958

		$16,685,679

Total Senior Floating-Rate Loans (identified cost $882,415,038)		$834,950,442

Corporate Bonds & Notes — 45.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.4%
Bombardier, Inc.
6.00%, 10/15/22(8)		6,160	$5,805,800
6.125%, 1/15/23(8)		125	117,500
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(8)		345	329,475
BWX Technologies, Inc.
5.375%, 7/15/26(8)		1,305	1,262,196
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)		415	422,657
Latam Finance, Ltd.
6.875%, 4/11/24(8)		950	939,084
Lockheed Martin Corp.
3.55%, 1/15/26		960	954,531
Northrop Grumman Corp.
2.93%, 1/15/25		770	731,951
TA MFG., Ltd.
3.625%, 4/15/23(9)	EUR	375	435,492
TransDigm UK Holdings PLC
6.875%, 5/15/26(8)		725	692,375
TransDigm, Inc.
6.00%, 7/15/22		2,850	2,789,437
6.50%, 7/15/24		7,535	7,356,044
6.50%, 5/15/25		185	177,369
6.375%, 6/15/26		670	625,612

			$22,639,523

Air Transport — 0.1%
Azul Investments LLP
5.875%, 10/26/24(8)		1,030	$965,635

			$965,635

Automotive — 0.5%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(9)	EUR	150	$139,018
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)		1,840	1,775,600
Fiat Chrysler Finance Europe SA
4.75%, 3/22/21(9)	EUR	325	398,947
Garrett LX I S.a.r.l/Garrett Borrowing, LLC
5.125%, 10/15/26(9)	EUR	100	101,658
General Motors Co.
5.00%, 4/1/35		1,095	934,311
Gestamp Funding Luxembourg SA
3.50%, 5/15/23(9)	EUR	300	337,699
IHO Verwaltungs GmbH
3.25%, (3.25% cash or 4.00% PIK), 9/15/23(9)(10)	EUR	200	224,363
Navistar International Corp.
6.625%, 11/1/25(8)		3,015	2,924,550

Security	Principal Amount* (000’s omitted)		Value
RAC Bond Co. PLC
5.00%, 11/6/22(9)	GBP	250	$285,978
ZF North America Capital, Inc.
4.50%, 4/29/22(8)		392	383,185

			$7,505,309

Banks and Thrifts — 0.6%
Banco Comercial Portugues SA
4.50% to 12/7/22, 12/7/27(9)(11)	EUR	500	$530,983
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(8)(11)		1,685	1,523,847
Bank of America Corp.
3.593% to 7/21/27, 7/21/28(11)		1,450	1,377,339
Bank of Montreal
3.803% to 12/15/27, 12/15/32(11)		1,325	1,228,606
BBVA Bancomer SA
5.125% to 1/18/28, 1/18/33(8)(11)		1,515	1,319,959
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,047,308
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	680,479
Goldman Sachs Group, Inc. (The)
3.691% to 6/5/27, 6/5/28(11)		990	921,569
HSBC Holdings PLC
5.25%, 3/14/44		665	667,803

			$9,297,893

Beverage and Tobacco — 0.1%
BAT Capital Corp.
3.557%, 8/15/27		1,045	$929,898

			$929,898

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
5.875%, 11/1/21(8)		1,620	$1,621,782
Intrum Justitia AB
3.125%, 7/15/24(9)	EUR	400	405,905
Macquarie Group, Ltd.
5.033% to 1/15/29, 1/15/30(8)(11)		1,000	987,946
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(8)		500	447,840

			$3,463,473

Building and Development — 1.1%
ADLER Real Estate AG
1.875%, 4/27/23(9)	EUR	500	$538,346
AT Securities B.V.
5.25% to 7/21/23(9)(11)(12)		500	447,001
Builders FirstSource, Inc.
5.625%, 9/1/24(8)		761	708,681

Security	Principal Amount* (000’s omitted)		Value
DEMIRE Deutsche Mittelstand Real Estate AG
2.875%, 7/15/22(9)	EUR	400	$446,844
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)		1,499	1,450,283
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)		2,975	2,915,500
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		2,096	1,718,720
MDC Holdings, Inc.
6.00%, 1/15/43		982	770,870
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,713,725
Standard Industries, Inc.
6.00%, 10/15/25(8)		2,330	2,243,440
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	1,716,375
5.875%, 6/15/24		659	590,629

			$18,260,414

Business Equipment and Services — 1.2%
Arena Luxembourg Finance S.a.r.l
2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(9)(13)	EUR	500	$572,774
Carriage Services, Inc.
6.625%, 6/1/26(8)		1,025	1,009,625
EC Finance PLC
2.375%, 11/15/22(9)	EUR	500	560,409
EIG Investors Corp.
10.875%, 2/1/24		3,810	4,095,750
First Data Corp.
5.00%, 1/15/24(8)		815	787,494
KAR Auction Services, Inc.
5.125%, 6/1/25(8)		1,555	1,411,163
La Financiere Atalian S.A.
5.125%, 5/15/25(9)	EUR	413	395,803
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)		3,706	3,831,077
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,024,375
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		1,035	1,107,450
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(9)	GBP	350	420,715
4.375%, 11/15/25(8)		945	868,115
West Corp.
8.50%, 10/15/25(8)		2,659	2,113,905

			$19,198,655

Cable and Satellite Television — 2.7%
Altice France S.A.
7.375%, 5/1/26(8)		965	$887,800
8.125%, 2/1/27(8)		2,182	2,061,990

Security	Principal Amount* (000’s omitted)		Value
Cablevision Systems Corp.
8.00%, 4/15/20		635	$644,525
5.875%, 9/15/22		1,085	1,068,725
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,265,472
5.75%, 1/15/24		1,980	1,975,050
5.875%, 4/1/24(8)		230	229,425
5.375%, 5/1/25(8)		3,605	3,465,306
5.75%, 2/15/26(8)		1,885	1,852,012
5.00%, 2/1/28(8)		1,755	1,618,987
Comcast Corp.
3.15%, 2/15/28		1,105	1,039,646
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,856,450
10.125%, 1/15/23(8)		2,880	3,105,389
5.25%, 6/1/24		355	326,156
10.875%, 10/15/25(8)		2,816	3,169,183
5.50%, 5/15/26(8)		2,000	1,890,000
7.50%, 4/1/28(8)		619	620,548
DISH DBS Corp.
6.75%, 6/1/21		410	406,802
5.875%, 7/15/22		2,395	2,212,381
5.875%, 11/15/24		530	428,638
7.75%, 7/1/26		85	70,550
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 1/15/25(9)	EUR	500	591,960
UPC Holding B.V.
5.50%, 1/15/28(8)		1,825	1,656,187
3.875%, 6/15/29(9)	EUR	245	261,556
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	717,306
5.25%, 1/15/26(8)		2,430	2,235,600
WarnerMedia, LLC
3.80%, 2/15/27		500	470,209
Ziggo Bond Co., B.V.
3.75%, 1/15/25(9)	EUR	125	142,454
4.625%, 1/15/25(9)	EUR	125	138,846
5.50%, 1/15/27(8)		1,035	928,913
5.875%, 1/15/25(8)		730	662,475
6.00%, 1/15/27(8)		745	653,738

			$42,654,279

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$888,715

			$888,715

Chemicals and Plastics — 1.0%
Chemours Co. (The)
7.00%, 5/15/25		971	$983,137
4.00%, 5/15/26	EUR	200	217,664

Security	Principal Amount* (000’s omitted)		Value
CTC BondCo GmbH
5.25%, 12/15/25(9)	EUR	375	$411,437
Cydsa SAB de CV
6.25%, 10/4/27(8)		585	528,694
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(9)	EUR	250	279,993
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(8)		1,160	1,063,140
OCI N.V.
5.00%, 4/15/23(9)	EUR	200	234,455
6.625%, 4/15/23(8)		1,040	1,027,000
Olin Corp.
5.00%, 2/1/30		725	638,000
Platform Specialty Products Corp.
6.50%, 2/1/22(8)		2,190	2,198,212
SPCM S.A.
4.875%, 9/15/25(8)		1,356	1,183,110
Starfruit Finco B.V./Starfruit US Holdco, LLC
6.50%, 10/1/26(9)	EUR	190	202,120
8.00%, 10/1/26(8)		446	413,665
Tronox Finance PLC
5.75%, 10/1/25(8)		865	703,894
Tronox, Inc.
6.50%, 4/15/26(8)		975	812,906
Valvoline, Inc.
5.50%, 7/15/24		375	367,500
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(8)		835	672,175
Versum Materials, Inc.
5.50%, 9/30/24(8)		1,270	1,260,475
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,153,725
5.625%, 10/1/24(8)		490	489,387

			$15,840,689

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH
6.25%, 12/15/23(9)	EUR	265	$316,152
PVH Corp.
7.75%, 11/15/23		3,740	4,151,400

			$4,467,552

Commercial Services — 0.1%
Algeco Global Finance PLC
8.00%, 2/15/23(8)		532	$498,750
Intertrust Group B.V.
3.375%, 11/15/25(9)	EUR	140	158,450
IPD 3 B.V.
4.50%, 7/15/22(9)	EUR	475	538,930
Verisure Holding AB
3.50%, 5/15/23(9)	EUR	140	158,019

			$1,354,149

Security	Principal Amount* (000’s omitted)		Value
Computers — 0.2%
DXC Technology Co.
4.75%, 4/15/27		1,000	$1,005,702
Seagate HDD Cayman
4.75%, 1/1/25		665	590,762
4.875%, 6/1/27		969	824,167
5.75%, 12/1/34		1,030	802,118

			$3,222,749

Conglomerates — 0.1%
TMS International Corp.
7.25%, 8/15/25(8)		1,425	$1,335,938

			$1,335,938

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$576,437
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22		250	253,750
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	3,312,809

			$4,142,996

Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(8)		375	$358,125
2.75%, 3/15/24(9)	EUR	500	563,084
7.25%, 5/15/24(8)		325	325,406
Ball Corp.
4.375%, 12/15/20		2,375	2,389,844
Berry Global, Inc.
6.00%, 10/15/22		970	982,125
4.50%, 2/15/26(8)		1,245	1,142,288
BWAY Holding Co.
5.50%, 4/15/24(8)		1,115	1,052,281
7.25%, 4/15/25(8)		1,021	920,176
Crown Americas, LLC/Crown Americas Capital Corp., V
4.25%, 9/30/26		660	594,825
Crown Americas, LLC/Crown Americas Capital Corp., VI
4.75%, 2/1/26(8)		750	713,438
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		980	986,125
6.375%, 8/15/25(8)		700	696,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		242	241,974
5.125%, 7/15/23(8)		1,015	968,056
7.00%, 7/15/24(8)		1,315	1,255,003

			$13,189,250

Distribution & Wholesale — 0.1%
Autodis SA
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(9)(13)	EUR	390	$436,241
LKQ Italia Bondco SpA
3.875%, 4/1/24(9)	EUR	375	440,428

			$876,669

Security	Principal Amount* (000’s omitted)		Value
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27		575	$499,227
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26(8)		895	846,768
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(9)(13)	EUR	250	262,812
Barclays PLC
4.836%, 5/9/28		1,990	1,826,938
BGC Partners, Inc.
5.375%, 7/24/23		2,000	2,031,043
BrightSphere Investment Group PLC
4.80%, 7/27/26		2,195	2,118,039
Cadence Financial Corp.
4.875%, 6/28/19(8)		1,375	1,375,857
Discover Bank
4.682% to 8/9/23, 8/9/28(11)		1,000	979,850
Export-Import Bank of India
3.375%, 8/5/26(9)		1,700	1,557,382
GE Capital UK Funding Unlimited Co.
5.875%, 11/4/20	GBP	106	140,983
Grupo KUO SAB de CV
5.75%, 7/7/27(8)		1,000	909,000
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		2,260	2,101,800
LSF10 Wolverine Investments SCA
4.625%, (3 mo. EURIBOR + 4.625%), 3/15/24(9)(13)	EUR	200	221,389
SASU Newco SAB 20 SAS
4.25%, 9/30/24(9)	EUR	390	423,741
UniCredit SpA
5.861% to 6/19/27, 6/19/32(8)(11)		1,250	1,101,377
Unifin Financiera SAB de CV SOFOM ENR
8.875% to 1/29/25(8)(11)(12)		248	205,840

			$16,602,046

Drugs — 1.4%
Bausch Health Companies, Inc.
5.625%, 12/1/21(8)		1,385	$1,365,091
6.50%, 3/15/22(8)		2,419	2,440,965
5.50%, 3/1/23(8)		637	583,135
5.875%, 5/15/23(8)		1,135	1,054,131
7.00%, 3/15/24(8)		4,105	4,156,312
6.125%, 4/15/25(8)		345	301,875
5.50%, 11/1/25(8)		2,585	2,420,206
9.00%, 12/15/25(8)		2,340	2,337,075
9.25%, 4/1/26(8)		670	671,675
8.50%, 1/31/27(8)		1,680	1,633,800
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)		2,700	2,571,750
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		3,120	2,989,241

			$22,525,256

Security	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.5%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(8)		1,405	$1,380,412
Clean Harbors, Inc.
5.125%, 6/1/21		900	900,000
Covanta Holding Corp.
5.875%, 3/1/24		1,900	1,790,750
5.875%, 7/1/25		860	794,425
GFL Environmental, Inc.
5.375%, 3/1/23(8)		1,695	1,491,600
Hulk Finance Corp.
7.00%, 6/1/26(8)		690	603,750
Waste Pro USA, Inc.
5.50%, 2/15/26(8)		655	605,875

			$7,566,812

Electric Utilities — 0.4%
ContourGlobal Power Holdings SA
3.375%, 8/1/23(9)	EUR	390	$424,074
Drax Finco PLC
4.25%, 5/1/22(9)	GBP	325	408,249
Edison International
4.125%, 3/15/28		1,270	1,204,976
Engie Energia Chile SA
4.50%, 1/29/25(8)		1,652	1,598,733
Pacific Gas & Electric Co.
3.50%, 10/1/20		3,000	2,873,131
TenneT Holding B.V.
2.995% to 6/1/24(9)(11)(12)	EUR	350	391,589

			$6,900,752

Electronics/Electrical — 1.4%
Avnet, Inc.
4.625%, 4/15/26		985	$964,301
Electricite de France S.A.
6.00% to 1/29/26(9)(11)(12)	GBP	400	497,087
Enel Finance International NV
3.625%, 5/25/27(8)		2,310	2,042,470
Energizer Gamma Acquisition B.V.
4.625%, 7/15/26(9)	EUR	155	166,825
Energizer Gamma Acquisition, Inc.
6.375%, 7/15/26(8)		3,857	3,548,440
Entegris, Inc.
4.625%, 2/10/26(8)		792	732,600
Exelon Corp.
5.625%, 6/15/35		819	886,535
Infor (US), Inc.
6.50%, 5/15/22		1,760	1,708,784
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,785,939
Jabil, Inc.
3.95%, 1/12/28		1,040	928,970

Security	Principal Amount* (000’s omitted)		Value
Marvell Technology Group, Ltd.
4.875%, 6/22/28		1,000	$976,696
Microchip Technology, Inc.
4.333%, 6/1/23(8)		571	557,480
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(8)		1,430	1,404,975
Resideo Funding, Inc.
6.125%, 11/1/26(8)		616	608,300
Trimble, Inc.
4.90%, 6/15/28		497	490,560
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(8)		985	807,700
10.50%, 2/1/24(8)		1,702	1,127,575
Western Digital Corp.
4.75%, 2/15/26		4,427	3,857,024

			$23,092,261

Energy — 0.1%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		950	$928,625
5.50%, 2/15/26		412	391,400

			$1,320,025

Engineering & Construction — 0.1%
Abengoa Abenewco 2 SAU
1.50%, (0.25% cash, 1.25% PIK), 3/31/23(8)		369	$6,921
Fluor Corp.
4.25%, 9/15/28		1,000	976,679

			$983,600

Entertainment — 0.1%
CPUK Finance, Ltd.
4.875%, 2/28/47(9)	GBP	485	$581,540
Merlin Entertainments PLC
5.75%, 6/15/26(8)		870	862,388

			$1,443,928

Equipment Leasing — 0.1%
Ashtead Capital, Inc.
4.125%, 8/15/25(8)		2,120	$1,950,400

			$1,950,400

Financial Intermediaries — 1.1%
CIT Group, Inc.
6.125%, 3/9/28		650	$648,375
Citigroup, Inc.
2.35%, 8/2/21		360	349,928
Credit Acceptance Corp.
7.375%, 3/15/23		925	945,813
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		2,385	2,361,150
6.375%, 12/15/25		820	791,300

Security	Principal Amount* (000’s omitted)		Value
JPMorgan Chase & Co.
4.203% to 7/23/28, 7/23/29(11)		1,260	$1,258,408
Series S, 6.75% to 2/1/24(11)(12)		3,325	3,439,713
Navient Corp.
4.875%, 6/17/19		148	147,538
8.00%, 3/25/20		2,150	2,189,990
5.00%, 10/26/20		995	955,200
7.25%, 1/25/22		215	208,281
6.75%, 6/15/26		1,345	1,119,713
Springleaf Finance Corp.
7.125%, 3/15/26		998	892,586
Synchrony Financial
4.25%, 8/15/24		2,865	2,634,350

			$17,942,345

Financial Services — 0.5%
Banco Santander Mexico
5.95% to 10/1/23, 10/1/28(8)(11)		865	$871,487
Brookfield Finance, Inc.
3.90%, 1/25/28		2,000	1,892,679
Deutsche Bank AG
4.25%, 2/4/21		1,800	1,774,421
Nordea Bank ABP
4.625% to 9/13/28, 9/13/33(8)(11)		1,000	972,943
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)		2,735	2,758,931

			$8,270,461

Food Products — 0.8%
Dole Food Co., Inc.
7.25%, 6/15/25(8)		3,550	$3,319,250
Iceland Bondco PLC
5.063%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(13)	GBP	254	322,552
Post Holdings, Inc.
5.50%, 3/1/25(8)		1,680	1,618,781
8.00%, 7/15/25(8)		745	782,250
5.00%, 8/15/26(8)		2,275	2,081,625
5.625%, 1/15/28(8)		1,193	1,102,034
Smithfield Foods, Inc.
2.65%, 10/3/21(8)		550	525,820
Tesco PLC
6.125%, 2/24/22	GBP	400	563,802
US Foods, Inc.
5.875%, 6/15/24(8)		2,560	2,499,200

			$12,815,314

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,337,700
4.25%, 5/15/24(8)		2,720	2,511,403
5.00%, 10/15/25(8)		3,470	3,201,075
Welbilt, Inc.
9.50%, 2/15/24		815	875,106

			$8,925,284

Security	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 0.1%
ESAL GmbH
6.25%, 2/5/23(8)		2,075	$2,064,625

			$2,064,625

Forest Products — 0.0%(14)
Mercer International, Inc.
5.50%, 1/15/26		450	$405,000

			$405,000

Health Care — 3.5%
Abbott Laboratories
4.90%, 11/30/46		360	$379,866
Amgen, Inc.
2.60%, 8/19/26		840	765,012
Centene Corp.
4.75%, 5/15/22		870	862,387
6.125%, 2/15/24		200	205,250
4.75%, 1/15/25		2,450	2,345,875
5.375%, 6/1/26(8)		2,690	2,622,750
Charles River Laboratories International, Inc.
5.50%, 4/1/26(8)		545	538,188
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		2,009	1,833,313
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(8)(10)		1,260	1,206,450
Envision Healthcare Corp.
8.75%, 10/15/26(8)		2,260	1,960,550
Gilead Sciences, Inc.
2.95%, 3/1/27		800	746,001
Grifols S.A.
3.20%, 5/1/25(9)	EUR	550	621,097
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,752,750
HCA, Inc.
6.50%, 2/15/20		3,215	3,303,412
7.50%, 2/15/22		2,930	3,120,450
5.00%, 3/15/24		675	669,938
5.875%, 2/15/26		2,705	2,698,237
5.375%, 9/1/26		1,610	1,569,750
5.625%, 9/1/28		1,990	1,925,325
Hologic, Inc.
4.375%, 10/15/25(8)		1,665	1,556,775
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,405	1,424,319
12.50%, 11/1/21(8)		2,965	3,187,375
Medtronic Global Holdings SCA
3.35%, 4/1/27		750	735,807
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		2,150	2,010,250
Polaris Intermediate Corp.
8.50%, (8.50% cash or 9.25% PIK), 12/1/22(8)(10)		2,940	2,692,658

Security	Principal Amount* (000’s omitted)		Value
Syneos Health Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		1,629	$1,702,305
Synlab Bondco PLC
3.50%, (3 mo. EURIBOR + 3.50%), 7/1/22(9)(13)	EUR	580	659,524
Team Health Holdings, Inc.
6.375%, 2/1/25(8)		2,020	1,658,925
Teleflex, Inc.
5.25%, 6/15/24		790	790,000
4.625%, 11/15/27		1,055	982,469
Tenet Healthcare Corp.
6.00%, 10/1/20		2,435	2,474,569
7.50%, 1/1/22(8)		680	691,050
8.125%, 4/1/22		2,040	2,052,750
6.75%, 6/15/23		325	306,313
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	465,355
WellCare Health Plans, Inc.
5.25%, 4/1/25		3,275	3,164,469
5.375%, 8/15/26(8)		1,215	1,175,512

			$56,857,026

Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$943,562

			$943,562

Industrial Equipment — 0.2%
CNH Industrial Capital, LLC
4.20%, 1/15/24		805	$796,209
Orano SA
4.875%, 9/23/24	EUR	450	512,398
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
7.75%, 4/15/26(8)		618	529,935
Wabtec Corp.
3.45%, 11/15/26		1,000	900,806
Wittur International Holding GmbH
8.50%, 2/15/23(9)	EUR	255	289,283

			$3,028,631

Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)		5,430	$5,413,004
Ardonagh Midco 3 PLC
8.375%, 7/15/23(9)	GBP	440	476,970
8.625%, 7/15/23(8)		2,335	1,996,425
Athene Holding, Ltd.
4.125%, 1/12/28		1,000	910,553
Berkshire Hathaway Energy Co.
4.50%, 2/1/45		680	681,461
Hub International, Ltd.
7.00%, 5/1/26(8)		2,365	2,152,150
MGIC Investment Corp.
5.75%, 8/15/23		1,000	998,750

			$12,629,313

Security	Principal Amount* (000’s omitted)		Value
Internet Software & Services — 0.6%
eDreams Odigeo SA
5.50%, 9/1/23(9)	EUR	180	$193,818
Netflix, Inc.
5.50%, 2/15/22		1,825	1,845,002
4.875%, 4/15/28		1,665	1,523,475
5.875%, 11/15/28(8)		1,810	1,768,243
Riverbed Technology, Inc.
8.875%, 3/1/23(8)		3,495	2,595,038
Symantec Corp.
5.00%, 4/15/25(8)		2,143	2,004,909

			$9,930,485

Leisure Goods/Activities/Movies — 1.0%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	225	$268,230
5.875%, 11/15/26		710	610,600
6.125%, 5/15/27		2,545	2,188,700
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,627,625
Mattel, Inc.
6.75%, 12/31/25(8)		805	720,226
National CineMedia, LLC
6.00%, 4/15/22		725	729,531
NCL Corp., Ltd.
4.75%, 12/15/21(8)		1,086	1,080,570
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	855,000
Viking Cruises, Ltd.
6.25%, 5/15/25(8)		1,690	1,673,100
5.875%, 9/15/27(8)		4,760	4,450,600
WMG Acquisition Corp.
3.625%, 10/15/26(9)	EUR	165	186,638

			$15,390,820

Lodging and Casinos — 2.3%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)		4,027	$3,473,287
Eldorado Resorts, Inc.
6.00%, 4/1/25		1,450	1,405,978
6.00%, 9/15/26(8)		1,500	1,421,250
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,174,950
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(8)		255	259,462
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,679,150
5.75%, 6/1/28		1,125	1,140,469
Golden Nugget, Inc.
6.75%, 10/15/24(8)		2,945	2,783,025
8.75%, 10/1/25(8)		1,995	1,925,175
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,335,975

Security	Principal Amount* (000’s omitted)		Value
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(8)		766	$813,875
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	477,000
4.50%, 9/1/26		895	814,450
MGM Resorts International
6.625%, 12/15/21		2,455	2,522,512
7.75%, 3/15/22		3,340	3,561,275
5.75%, 6/15/25		1,445	1,401,650
NH Hotel Group S.A.
3.75%, 10/1/23(9)	EUR	225	264,826
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,596	1,564,080
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)		3,930	3,831,750
Studio City Co., Ltd.
7.25%, 11/30/21(8)		845	862,855
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		2,969	3,206,249
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)		335	295,219
Wynn Macau, Ltd.
5.50%, 10/1/27(8)		215	187,588

			$37,402,050

Machinery — 0.2%
Cloud Crane, LLC
10.125%, 8/1/24(8)		1,625	$1,673,750
Nvent Finance S.a.r.l.
4.55%, 4/15/28		1,000	982,171

			$2,655,921

Manufacturing — 0.1%
Novelis Corp.
6.25%, 8/15/24(8)		1,065	$1,003,762
5.875%, 9/30/26(8)		1,530	1,357,875

			$2,361,637

Media — 0.1%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(8)		261	$204,559
MDC Partners, Inc.
6.50%, 5/1/24(8)		170	155,550
WPP Finance 2010
3.75%, 9/19/24		1,085	1,015,168

			$1,375,277

Metals/Mining — 0.5%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(8)		670	$683,400
7.00%, 9/30/26(8)		200	205,000
6.125%, 5/15/28(8)		970	931,200

Security	Principal Amount* (000’s omitted)		Value
Constellium N.V.
4.25%, 2/15/26(8)	EUR	789	$819,473
4.25%, 2/15/26(9)	EUR	400	415,449
5.875%, 2/15/26(8)		1,205	1,075,462
Freeport-McMoRan, Inc.
5.45%, 3/15/43		898	688,093
Hudbay Minerals, Inc.
7.25%, 1/15/23(8)		1,015	1,007,388
7.625%, 1/15/25(8)		1,825	1,793,062
Yamana Gold, Inc.
4.625%, 12/15/27		1,000	927,452

			$8,545,979

Nonferrous Metals/Minerals — 0.7%
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,750	$3,421,875
First Quantum Minerals, Ltd.
7.00%, 2/15/21(8)		655	630,028
7.25%, 4/1/23(8)		1,676	1,481,165
7.50%, 4/1/25(8)		2,082	1,725,458
6.875%, 3/1/26(8)		636	512,775
Imperial Metals Corp.
7.00%, 3/15/19(8)		845	570,375
New Gold, Inc.
6.25%, 11/15/22(8)		916	774,020
6.375%, 5/15/25(8)		695	531,675
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(8)		1,530	1,453,500

			$11,100,871

Oil and Gas — 6.4%
Aker BP ASA
6.00%, 7/1/22(8)		150	$151,500
5.875%, 3/31/25(8)		965	967,412
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24		216	205,200
5.50%, 5/20/25		2,880	2,649,600
Antero Resources Corp.
5.375%, 11/1/21		2,715	2,630,156
5.625%, 6/1/23		270	257,513
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
7.00%, 11/1/26(8)		1,951	1,775,410
Berry Petroleum Co., LLC
7.00%, 2/15/26(8)		1,385	1,253,425
Canbriam Energy, Inc.
9.75%, 11/15/19(8)		2,265	1,993,200
Centennial Resource Production, LLC
5.375%, 1/15/26(8)		2,175	2,033,625
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24		340	359,550
5.875%, 3/31/25		2,065	2,059,837
Cheniere Energy Partners, L.P.
5.25%, 10/1/25		1,590	1,488,637
5.625%, 10/1/26(8)		1,265	1,185,937

Security	Principal Amount* (000’s omitted)	Value
Chesapeake Energy Corp.
7.00%, 10/1/24	535	$465,450
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(8)	4,165	3,764,119
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,412	5,357,880
Denbury Resources, Inc.
9.00%, 5/15/21(8)	173	162,620
Diamondback Energy, Inc.
4.75%, 11/1/24	490	475,300
5.375%, 5/31/25	1,235	1,207,212
Endeavor Energy Resources, L.P./EER Finance, Inc.
5.50%, 1/30/26(8)	1,045	1,075,044
5.75%, 1/30/28(8)	1,390	1,425,028
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,032,875
5.875%, 1/15/24	875	895,458
Energy Transfer Operating, L.P.
Series A, 6.25% to 2/15/23(11)(12)	1,345	1,128,119
Eni SpA
4.75%, 9/12/28(8)	1,000	980,002
EP Energy, LLC/Everest Acquisition Finance, Inc.
8.00%, 11/29/24(8)	875	656,250
8.00%, 2/15/25(8)	1,350	563,625
7.75%, 5/15/26(8)	630	559,913
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(8)	535	444,050
5.625%, 2/1/26(8)	2,455	1,804,425
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(8)	1,100	1,025,750
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	2,485	2,273,775
Gulfport Energy Corp.
6.625%, 5/1/23	2,085	1,980,750
6.00%, 10/15/24	1,175	1,045,750
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(8)	1,223	1,080,826
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(8)	525	517,125
Jagged Peak Energy, LLC
5.875%, 5/1/26(8)	288	269,280
Matador Resources Co.
5.875%, 9/15/26	2,220	2,047,950
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(8)	1,915	1,666,050
Nabors Industries, Inc.
5.50%, 1/15/23	1,840	1,469,571
5.75%, 2/1/25	1,645	1,249,959
Neptune Energy Bondco PLC
6.625%, 5/15/25(8)	1,490	1,389,425
6.625%, 5/15/25(9)	450	419,625
Nine Energy Service, Inc.
8.75%, 11/1/23(8)	600	573,000

Security	Principal Amount* (000’s omitted)	Value
Oasis Petroleum, Inc.
6.875%, 1/15/23	910	$842,888
Oceaneering International, Inc.
4.65%, 11/15/24	665	527,131
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	345	335,513
5.375%, 1/15/25(8)	1,240	1,147,000
5.25%, 8/15/25(8)	1,170	1,064,700
5.625%, 10/15/27(8)	923	843,391
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	1,100	1,011,166
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	730	700,800
7.25%, 6/15/25	3,219	3,041,955
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,777,500
Precision Drilling Corp.
6.50%, 12/15/21	103	96,760
7.75%, 12/15/23	90	83,363
7.125%, 1/15/26(8)	500	432,500
QEP Resources, Inc.
5.625%, 3/1/26	1,409	1,174,754
Resolute Energy Corp.
8.50%, 5/1/20	560	552,300
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	963,548
SESI, LLC
7.75%, 9/15/24	220	176,000
Seven Generations Energy, Ltd.
6.875%, 6/30/23(8)	1,250	1,237,500
5.375%, 9/30/25(8)	1,710	1,536,862
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(8)	2,715	2,331,506
SM Energy Co.
6.125%, 11/15/22	561	532,950
6.75%, 9/15/26	1,010	909,000
6.625%, 1/15/27	930	832,350
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(8)	3,305	3,189,325
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26(8)	985	962,838
Tervita Escrow Corp.
7.625%, 12/1/21(8)	2,775	2,657,062
Transocean Guardian, Ltd.
5.875%, 1/15/24(8)	1,060	1,020,250
Transocean Pontus, Ltd.
6.125%, 8/1/25(8)	725	703,250
Transocean, Inc.
7.25%, 11/1/25(8)	1,292	1,133,730
7.50%, 1/15/26(8)	650	573,625
Trinidad Drilling, Ltd.
6.625%, 2/15/25(8)	1,397	1,415,859

Security	Principal Amount* (000’s omitted)		Value
Weatherford International, Ltd.
8.25%, 6/15/23		360	$218,700
9.875%, 2/15/24		835	517,700
Whiting Petroleum Corp.
5.75%, 3/15/21		650	620,750
6.625%, 1/15/26		2,070	1,785,375
WildHorse Resource Development Corp.
6.875%, 2/1/25		3,128	2,971,600
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,605	1,567,636
4.55%, 6/24/24		1,240	1,253,397
5.75%, 6/24/44		790	797,533
Woodside Finance, Ltd.
3.70%, 9/15/26(8)		1,000	923,471

			$103,480,746

Packaging & Containers — 0.1%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(10)		976	$880,840
Guala Closures SpA
3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(9)(13)	EUR	200	227,255

			$1,108,095

Pharmaceuticals — 0.4%
AbbVie, Inc.
4.45%, 5/14/46		380	$334,080
CVS Health Corp.
4.78%, 3/25/38		2,245	2,160,278
Rossini S.a.r.l.
6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(9)(13)	EUR	100	115,091
6.75%, 10/30/25(9)	EUR	100	114,071
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26		320	244,754
6.00%, 4/15/24		2,500	2,414,123
6.75%, 3/1/28		461	447,666
Vizient, Inc.
10.375%, 3/1/24(8)		1,005	1,067,812

			$6,897,875

Pipelines — 0.3%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24		620	$581,250
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(9)		615	618,153
NGPL PipeCo, LLC
4.375%, 8/15/22(8)		340	334,900
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(11)(12)		1,850	1,558,625
Western Gas Partners, L.P.
4.65%, 7/1/26		1,025	993,269

			$4,086,197

Security	Principal Amount* (000’s omitted)	Value
Publishing — 0.3%
Laureate Education, Inc.
8.25%, 5/1/25(8)	4,048	$4,270,640
Tribune Media Co.
5.875%, 7/15/22	1,390	1,403,900

		$5,674,540

Radio and Television — 0.6%
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	$464,125
Series A, 6.50%, 11/15/22	1,100	1,094,500
Series B, 6.50%, 11/15/22	2,130	2,140,650
Gray Television, Inc.
7.00%, 5/15/27(8)	875	855,243
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	226	152,550
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,240,625
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	2,830	2,847,687
5.00%, 8/1/27(8)	1,609	1,476,257

		$10,271,637

Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates, L.P.
5.25%, 12/1/23	1,465	$1,164,675
EPR Properties
4.50%, 6/1/27	1,100	1,062,611
VEREIT Operating Partnership, L.P.
3.95%, 8/15/27	1,060	986,368

		$3,213,654

Retail — 0.1%
Newmark Group, Inc.
6.125%, 11/15/23(8)	1,156	$1,139,401

		$1,139,401

Retailers (Except Food and Drug) — 0.9%
Best Buy Co., Inc.
4.45%, 10/1/28	1,000	$956,257
Dollar Tree, Inc.
4.00%, 5/15/25	1,200	1,155,724
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	1,252	932,224
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,201,444
5.625%, 5/1/27	560	540,400
Nordstrom, Inc.
5.00%, 1/15/44	500	432,933
Party City Holdings, Inc.
6.125%, 8/15/23(8)	3,565	3,511,525
6.625%, 8/1/26(8)	635	579,437

Security	Principal Amount* (000’s omitted)		Value
Signet UK Finance PLC
4.70%, 6/15/24		904	$802,300
Tapestry, Inc.
4.125%, 7/15/27		1,000	937,859
Walmart, Inc.
3.55%, 6/26/25		1,000	1,012,327

			$15,062,430

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)		1,990	$2,004,925

			$2,004,925

Software and Services — 0.6%
Camelot Finance S.A.
7.875%, 10/15/24(8)		2,253	$2,190,479
Gartner, Inc.
5.125%, 4/1/25(8)		795	775,276
IHS Markit, Ltd.
5.00%, 11/1/22(8)		2,240	2,273,600
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(10)		2,090	2,042,975
InterXion Holding N.V.
4.75%, 6/15/25(9)	EUR	255	300,261
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(8)		1,915	1,879,094
Microsoft Corp.
3.30%, 2/6/27		890	882,965

			$10,344,650

Steel — 0.3%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$220,500
Allegheny Technologies, Inc.
5.95%, 1/15/21		745	733,825
7.875%, 8/15/23		3,195	3,270,881

			$4,225,206

Super Retail — 0.0%(14)
Dufry Finance SCA
4.50%, 8/1/23(9)	EUR	500	$587,924

			$587,924

Surface Transport — 0.8%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(9)	GBP	225	$252,777
CMA CGM S.A.
7.75%, 1/15/21(9)	EUR	200	226,747
5.25%, 1/15/25(9)	EUR	185	177,842
DAE Funding, LLC
4.50%, 8/1/22(8)		1,050	1,010,625
5.00%, 8/1/24(8)		1,745	1,692,650

Security	Principal Amount* (000’s omitted)		Value
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		2,600	$1,800,500
Moto Finance PLC
4.50%, 10/1/22(9)	GBP	250	303,912
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(8)		2,990	2,904,037
5.50%, 2/15/24(8)		1,333	1,289,678
XPO Logistics, Inc.
6.50%, 6/15/22(8)		2,276	2,264,620
6.125%, 9/1/23(8)		705	681,206

			$12,604,594

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(8)		100	$100,138
7.125%, 6/15/24(8)		2,440	2,484,578
6.02%, 6/15/26(8)		1,945	1,957,505
International Game Technology PLC
6.50%, 2/15/25(8)		720	712,800
Israel Electric Corp., Ltd.
5.00%, 11/12/24(8)(9)		1,800	1,817,604
Safari Holding Verwaltungs GmbH
5.375%, 11/30/22(9)	EUR	250	260,996
Western Union Co. (The)
6.20%, 11/17/36		637	617,484

			$7,951,105

Telecommunications — 3.7%
Altice Financing S.A.
6.625%, 2/15/23(8)		865	$832,563
Altice Luxembourg S.A.
7.25%, 5/15/22(9)	EUR	204	218,423
7.75%, 5/15/22(8)		1,421	1,298,439
AT&T, Inc.
4.75%, 5/15/46		380	339,434
CenturyLink, Inc.
6.75%, 12/1/23		3,083	2,978,949
7.50%, 4/1/24		420	406,350
CommScope Technologies, LLC
6.00%, 6/15/25(8)		2,546	2,329,590
5.00%, 3/15/27(8)		2,515	2,043,437
Digicel, Ltd.
6.00%, 4/15/21(8)		2,305	2,080,262
DKT Finance ApS
7.00%, 6/17/23(9)	EUR	295	357,346
9.375%, 6/17/23(8)		1,720	1,767,300
Equinix, Inc.
5.875%, 1/15/26		2,725	2,752,250
2.875%, 2/1/26	EUR	440	479,138
5.375%, 5/15/27		1,010	989,800
Frontier Communications Corp.
7.625%, 4/15/24		285	148,200
6.875%, 1/15/25		1,845	945,563

Security	Principal Amount* (000’s omitted)		Value
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	$2,942,940
5.25%, 8/1/26		1,245	1,145,400
6.625%, 8/1/26		770	707,438
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23		995	870,625
8.00%, 2/15/24(8)		490	505,925
8.50%, 10/15/24(8)		1,236	1,205,100
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,091,450
Level 3 Parent, LLC
5.75%, 12/1/22		330	324,915
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	250	279,616
Nokia Oyj
4.375%, 6/12/27		1,025	955,812
Qualitytech, L.P./QTS Finance Corp.
4.75%, 11/15/25(8)		795	747,300
SBA Communications Corp.
4.00%, 10/1/22		1,020	976,650
4.875%, 9/1/24		460	434,125
Sprint Capital Corp.
6.875%, 11/15/28		990	938,025
Sprint Communications, Inc.
7.00%, 8/15/20		1,055	1,082,746
6.00%, 11/15/22		365	359,098
Sprint Corp.
7.25%, 9/15/21		3,265	3,349,890
7.875%, 9/15/23		9,822	10,104,382
7.625%, 2/15/25		1,785	1,789,462
7.625%, 3/1/26		993	983,070
T-Mobile USA, Inc.
6.375%, 3/1/25		1,395	1,415,869
6.50%, 1/15/26		595	608,388
4.50%, 2/1/26		980	902,825
4.75%, 2/1/28		1,045	949,644
TalkTalk Telecom Group PLC
5.375%, 1/15/22(9)	GBP	250	312,277
Telecom Italia SpA
2.50%, 7/19/23(9)	EUR	400	451,736
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(13)	EUR	650	668,402
5.00%, 1/20/26(8)		735	609,139
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		1,349	1,259,629

			$58,938,922

Transportation — 0.1%
A.P. Moller - Maersk A/S
3.75%, 9/22/24(8)		1,025	$996,555
JSL Europe S.A.
7.75%, 7/26/24(8)		1,000	923,760

			$1,920,315

Security	Principal Amount* (000’s omitted)		Value
Utilities — 1.3%
AES Corp. (The)
4.00%, 3/15/21		1,060	$1,044,100
5.50%, 4/15/25		309	308,228
6.00%, 5/15/26		1,655	1,688,100
Calpine Corp.
5.50%, 2/1/24		285	261,844
5.25%, 6/1/26(8)		1,040	952,900
ITC Holdings Corp.
5.30%, 7/1/43		660	731,662
Kansas City Power & Light Co.
4.20%, 6/15/47		750	726,653
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(8)		660	612,975
NRG Energy, Inc.
7.25%, 5/15/26		3,000	3,135,000
5.75%, 1/15/28		1,455	1,402,256
Pattern Energy Group, Inc.
5.875%, 2/1/24(8)		970	940,900
Southern Co. (The)
3.25%, 7/1/26		1,000	938,767
Southwestern Electric Power Co.
6.20%, 3/15/40		696	827,198
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)		655	614,063
6.625%, 6/15/25(8)		580	587,975
5.00%, 1/31/28(8)		985	870,494
Thames Water Kemble Finance PLC
5.875%, 7/15/22(9)	GBP	450	585,255
Vistra Energy Corp.
7.375%, 11/1/22		1,130	1,169,550
7.625%, 11/1/24		1,733	1,832,647
8.125%, 1/30/26(8)		2,315	2,505,987

			$21,736,554

Total Corporate Bonds & Notes (identified cost $776,332,795)			$736,512,237

Foreign Government Securities — 5.4%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.3%
Republic of Albania
3.50%, 10/9/25(9)	EUR	3,700	$4,225,263
5.75%, 11/12/20(9)	EUR	704	869,457

Total Albania			$5,094,720

Argentina — 0.2%
Republic of Argentina
3.875%, 1/15/22(9)	EUR	425	$412,597

Security	Principal Amount* (000’s omitted)		Value
6.25%, 11/9/47	EUR	2,322	$1,904,842
6.875%, 1/11/48		1,318	924,247

Total Argentina			$3,241,686

Armenia — 0.2%
Republic of Armenia
6.00%, 9/30/20(9)		700	$708,781
7.15%, 3/26/25(9)		1,675	1,763,772

Total Armenia			$2,472,553

Bahrain — 0.7%
CBB International Sukuk Co. 7 SPC
6.875%, 10/5/25(9)		418	$437,019
Kingdom of Bahrain
6.125%, 8/1/23(9)		1,152	1,178,350
6.75%, 9/20/29(9)		1,696	1,666,216
7.00%, 1/26/26(9)		822	844,182
7.00%, 10/12/28(9)		2,142	2,150,343
7.50%, 9/20/47(9)		4,394	4,258,423

Total Bahrain			$10,534,533

Barbados — 0.1%
Government of Barbados
6.625%, 12/5/35(6)(9)		2,300	$1,226,935
7.00%, 8/4/22(6)(9)		712	386,580
7.25%, 12/15/21(6)(9)		892	474,946

Total Barbados			$2,088,461

Colombia — 0.1%
Republic of Colombia
2.625%, 3/15/23		2,250	$2,116,969

Total Colombia			$2,116,969

Dominican Republic — 0.2%
Dominican Republic
8.625%, 4/20/27(9)		2,671	$3,064,972

Total Dominican Republic			$3,064,972

Egypt — 0.2%
Arab Republic of Egypt
4.75%, 4/16/26(9)	EUR	1,388	$1,445,524
6.125%, 1/31/22(9)		2,650	2,605,515

Total Egypt			$4,051,039

El Salvador — 0.2%
Republic of El Salvador
7.375%, 12/1/19(9)		1,210	$1,219,075
7.75%, 1/24/23(9)		1,250	1,292,187
8.25%, 4/10/32(9)		647	658,323
8.625%, 2/28/29(9)		769	806,489

Total El Salvador			$3,976,074

Security	Principal Amount* (000’s omitted)		Value
Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(9)		2,443	$2,449,107

Total Fiji			$2,449,107

Georgia — 0.1%
Republic of Georgia
6.875%, 4/12/21(9)		939	$987,898

Total Georgia			$987,898

Honduras — 0.2%
Republic of Honduras
6.25%, 1/19/27(9)		150	$148,890
7.50%, 3/15/24(9)		200	210,822
8.75%, 12/16/20(9)		3,323	3,542,318

Total Honduras			$3,902,030

Hungary — 0.1%
Hungary Government Bond
5.75%, 11/22/23		820	$888,023

Total Hungary			$888,023

Indonesia — 0.3%
Republic of Indonesia
3.70%, 1/8/22(9)		4,230	$4,192,167

Total Indonesia			$4,192,167

Ivory Coast — 0.0%(14)
Ivory Coast
5.125%, 6/15/25(9)	EUR	435	$479,068

Total Ivory Coast			$479,068

Kenya — 0.2%
Republic of Kenya
7.25%, 2/28/28(9)		2,900	$2,599,914

Total Kenya			$2,599,914

Macedonia — 0.2%
Republic of Macedonia
2.75%, 1/18/25(9)	EUR	110	$122,991
3.975%, 7/24/21(9)	EUR	1,346	1,622,288
4.875%, 12/1/20(9)	EUR	788	967,915

Total Macedonia			$2,713,194

Mongolia — 0.2%
Development Bank of Mongolia, LLC
7.25%, 10/23/23(9)		402	$395,182
Mongolia International Bond
5.125%, 12/5/22(9)		485	457,195
5.625%, 5/1/23(9)		842	799,944
8.75%, 3/9/24(9)		854	917,322

Total Mongolia			$2,569,643

Security	Principal Amount* (000’s omitted)		Value
Nigeria — 0.0%(14)
Republic of Nigeria
6.75%, 1/28/21(9)		550	$557,797

Total Nigeria			$557,797

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		890	$912,455

Total Poland			$912,455

Romania — 0.2%
Romania Government Bond
6.75%, 2/7/22(9)		2,400	$2,584,440

Total Romania			$2,584,440

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(9)		3,896	$3,874,416

Total Rwanda			$3,874,416

Senegal — 0.0%(14)
Republic of Senegal
4.75%, 3/13/28(9)	EUR	315	$332,540

Total Senegal			$332,540

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(9)		2,615	$2,640,964

Total Serbia			$2,640,964

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(9)		1,680	$1,706,396

Total Seychelles			$1,706,396

Sri Lanka — 0.3%
Republic of Sri Lanka
6.125%, 6/3/25(9)		4,230	$3,818,188
6.85%, 11/3/25(9)		1,000	937,362

Total Sri Lanka			$4,755,550

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(9)	EUR	2,125	$2,211,579

Total Tunisia			$2,211,579

Turkey — 0.5%
Republic of Turkey
5.625%, 3/30/21		2,380	$2,387,349
6.125%, 10/24/28		2,747	2,570,058
6.25%, 9/26/22		1,230	1,241,018
7.00%, 6/5/20		2,390	2,444,021

Total Turkey			$8,642,446

Security	Principal Amount* (000’s omitted)	Value
Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 9/1/20(9)	900	$871,875

Total Ukraine		$871,875

Total Foreign Government Securities (identified cost $90,346,556)		$86,512,509

Sovereign Loans — 0.5%

Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.1%
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(6)(13)(15)	$1,200	$410,010

Total Barbados		$410,010

Kenya — 0.0%(14)
Government of Kenya
Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(13)	$200	$200,500

Total Kenya		$200,500

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(13)(15)	$1,900	$1,894,849

Total Nigeria		$1,894,849

Tanzania — 0.3%
Government of the United Republic of Tanzania
Term Loan, 8.09%, (3 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(13)	$1,700	$1,660,191
Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(13)	3,575	3,533,652

Total Tanzania		$5,193,843

Total Sovereign Loans (identified cost $8,547,728)		$7,699,202

Mortgage Pass-Throughs — 12.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, with various maturities to 2048	$2,557	$2,611,570
5.50%, with maturity at 2032	579	616,577
6.00%, with maturity at 2021	9	8,822
6.50%, with various maturities to 2036	4,994	5,529,204
7.00%, with various maturities to 2036	4,802	5,350,309
7.13%, with maturity at 2023	65	66,779
7.50%, with various maturities to 2035	3,374	3,707,466

Security	Principal Amount (000’s omitted)	Value
7.65%, with maturity at 2022	$46	$47,256
8.00%, with various maturities to 2030	1,097	1,160,001
8.25%, with maturity at 2020	4	3,590
8.30%, with maturity at 2020	35	35,380
8.50%, with various maturities to 2031	1,028	1,146,804
9.00%, with various maturities to 2031	144	154,145
9.50%, with various maturities to 2025	60	61,147
10.00%, with maturity at 2020	3	2,901
10.50%, with maturity at 2020	2	1,861

		$20,503,812

Federal National Mortgage Association:
2.868%, (COF + 1.25%), with maturity at 2036(16)	$967	$946,477
4.047%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(16)	1,439	1,489,141
4.288%, (1 yr. CMT + 2.19%), with maturity at 2022(16)	46	46,415
4.397%, (1 yr. CMT + 2.258%), with maturity at 2036(16)	8,325	8,672,934
4.50%, with various maturities to 2048(17)	18,427	19,031,410
5.00%, with various maturities to 2040(17)	8,653	9,174,752
5.50%, with various maturities to 2033	942	1,008,445
6.00%, with various maturities to 2029	1,764	1,860,803
6.322%, (COF + 2.00%), with maturity at 2032(16)	2,479	2,645,762
6.50%, with various maturities to 2036(17)	20,128	22,268,572
6.75%, with maturity at 2023	46	48,395
7.00%, with various maturities to 2037	7,396	8,268,222
7.50%, with various maturities to 2035	3,931	4,419,392
7.883%, with maturity at 2027(18)	252	275,373
8.00%, with various maturities to 2034	1,180	1,305,250
8.258%, with maturity at 2024(18)	14	14,793
8.262%, with maturity at 2028(18)	76	84,449
8.313%, with maturity at 2029(18)	59	64,580
8.36%, with maturity at 2027(18)	87	96,076
8.50%, with various maturities to 2037	985	1,096,069
9.00%, with various maturities to 2032	1,288	1,409,745
9.217%, with maturity at 2025(18)	8	8,745
9.50%, with various maturities to 2030	426	464,441
10.00%, with maturity at 2020	1	1,386
10.50%, with maturity at 2021	33	34,963

		$84,736,590

Government National Mortgage Association:
4.50%, with maturity at 2047(17)	$9,333	$9,701,165
5.00%, with various maturities to 2048(17)	76,598	79,831,196
6.00%, with maturity at 2024	409	430,294
6.50%, with maturity at 2024(17)	2,455	2,605,048
7.00%, with maturity at 2026	210	230,257
7.50%, with various maturities to 2032(17)	4,649	5,085,606
8.00%, with various maturities to 2034(17)	3,106	3,498,904
8.30%, with maturity at 2020	10	9,768
8.50%, with maturity at 2022	98	103,182
9.00%, with various maturities to 2025	540	588,141

Security	Principal Amount (000’s omitted)	Value
9.50%, with various maturities to 2021	$147	$152,281
10.00%, with maturity at 2019	1	828

		$102,236,670

Total Mortgage Pass-Throughs (identified cost $206,455,121)		$207,477,072

Collateralized Mortgage Obligations — 28.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$239	$251,055
Series 1497, Class K, 7.00%, 4/15/23	196	208,726
Series 1529, Class Z, 7.00%, 6/15/23	313	334,193
Series 1620, Class Z, 6.00%, 11/15/23	229	241,203
Series 1677, Class Z, 7.50%, 7/15/23	180	193,333
Series 1702, Class PZ, 6.50%, 3/15/24	2,201	2,345,149
Series 2113, Class QG, 6.00%, 1/15/29	505	549,964
Series 2122, Class K, 6.00%, 2/15/29	100	108,371
Series 2130, Class K, 6.00%, 3/15/29	68	73,423
Series 2167, Class BZ, 7.00%, 6/15/29	77	84,738
Series 2182, Class ZB, 8.00%, 9/15/29	783	886,059
Series 2198, Class ZA, 8.50%, 11/15/29	857	966,821
Series 2245, Class A, 8.00%, 8/15/27	2,146	2,425,384
Series 2458, Class ZB, 7.00%, 6/15/32	837	954,781
Series 3762, Class SH, 5.302%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(19)	754	806,927
Series 4097, Class PE, 3.00%, 11/15/40	1,587	1,581,957
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,297,278
Series 4273, Class SP, 5.735%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(19)	503	586,865
Series 4337, Class YT, 3.50%, 4/15/49	5,623	5,588,058
Series 4407, Class LN, 3.846%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(19)	108	99,959
Series 4416, Class SU, 3.902%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(19)	2,148	1,933,225
Series 4452, Class ZJ, 3.00%, 11/15/44	3,021	2,711,420
Series 4584, Class PM, 3.00%, 5/15/46	4,941	4,880,372
Series 4594, Class FM, 3.349%, (1 mo. USD LIBOR + 1.00%), 6/15/46(13)	585	590,560
Series 4608, Class TV, 3.50%, 1/15/55	7,425	7,307,248
Series 4617, Class CZ, 3.50%, 5/15/46	825	796,429
Series 4630, Class CZ, 3.00%, 12/15/43	9,135	8,788,225
Series 4637, Class CU, 3.00%, 8/15/44	6,466	6,142,473
Series 4637, Class QF, 3.349%, (1 mo. USD LIBOR + 1.00%), 4/15/44(13)	11,910	11,929,449
Series 4639, Class KF, 3.649%, (1 mo. USD LIBOR + 1.30%), 12/15/44(13)	4,310	4,375,044
Series 4648, Class WF, 3.349%, (1 mo. USD LIBOR + 1.00%), 1/15/47(13)	446	448,702
Series 4677, Class SB, 6.603%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(19)	2,977	3,078,407
Series 4678, Class PC, 3.00%, 1/15/46	13,308	13,297,252
Series 4746, Class CZ, 4.00%, 11/15/47	1,467	1,443,718
Series 4751, Class ZC, 4.00%, 11/15/47	7,186	7,103,379
Series 4774, Class MH, 4.50%, 12/15/42	8,864	9,184,105
Series 4774, Class QD, 4.50%, 1/15/43	22,142	22,936,942
Series 4776, Class C, 4.50%, 3/15/43	8,749	9,067,949

Security	Principal Amount (000’s omitted)	Value
Series 4858, Class LA, 4.50%, 8/15/43	$14,000	$14,495,236
Series 4859, Class GA, 4.50%, 10/15/43	20,000	20,556,440
Interest Only:(20)
Series 267, Class S5, 3.545%, (6.00% - 1 mo. USD LIBOR), 8/15/42(19)	7,227	1,113,386
Series 284, Class S6, 3.645%, (6.10% - 1 mo. USD LIBOR), 10/15/42(19)	4,106	679,452
Series 362, Class C11, 4.00%, 12/15/47	20,832	4,388,656
Series 3973, Class SG, 4.195%, (6.65% - 1 mo. USD LIBOR), 4/15/30(19)	2,554	157,378
Series 4067, Class JI, 3.50%, 6/15/27	3,919	386,624
Series 4070, Class S, 3.645%, (6.10% - 1 mo. USD LIBOR), 6/15/32(19)	8,443	1,188,570
Series 4088, Class EI, 3.50%, 9/15/41	10,635	1,642,230
Series 4094, Class CS, 3.545%, (6.00% - 1 mo. USD LIBOR), 8/15/42(19)	4,006	693,568
Series 4095, Class HS, 3.645%, (6.10% - 1 mo. USD LIBOR), 7/15/32(19)	2,724	329,113
Series 4109, Class ES, 3.695%, (6.15% - 1 mo. USD LIBOR), 12/15/41(19)	90	14,849
Series 4109, Class KS, 3.645%, (6.10% - 1 mo. USD LIBOR), 5/15/32(19)	781	21,267
Series 4110, Class SA, 3.195%, (5.65% - 1 mo. USD LIBOR), 9/15/42(19)	4,962	647,961
Series 4149, Class S, 3.795%, (6.25% - 1 mo. USD LIBOR), 1/15/33(19)	4,078	606,462
Series 4186, Class IQ, 4.00%, 12/15/28	25	31
Series 4188, Class AI, 3.50%, 4/15/28	2,776	237,201
Series 4203, Class QS, 3.795%, (6.25% - 1 mo. USD LIBOR), 5/15/43(19)	7,755	985,649
Series 4233, Class GI, 3.50%, 3/15/25	261	1,635
Series 4408, Class IP, 3.50%, 4/15/44	6,818	1,252,593
Series 4435, Class BI, 3.50%, 7/15/44	15,854	2,832,155
Series 4629, Class QI, 3.50%, 11/15/46	8,209	1,378,234
Series 4644, Class TI, 3.50%, 1/15/45	8,704	1,533,522
Series 4653, Class PI, 3.50%, 7/15/44	4,284	596,886
Series 4667, Class PI, 3.50%, 5/15/42	11,257	1,534,701
Series 4676, Class DI, 4.00%, 7/15/44	18,964	2,816,818
Series 4744, Class IO, 4.00%, 11/15/47	11,840	2,428,258
Series 4749, Class IL, 4.00%, 12/15/47	5,470	1,228,688
Series 4767, Class IM, 4.00%, 5/15/45	9,272	1,427,714
Series 4793, Class SD, 3.745%, (6.20% - 1 mo. USD LIBOR), 6/15/48(19)	32,579	4,673,158
Principal Only:(21)
Series 242, Class PO, 0.00%, 11/15/36	4,815	4,209,700
Series 259, Class PO, 0.00%, 4/15/39	2,928	2,652,156
Series 3606, Class PO, 0.00%, 12/15/39	3,271	2,790,178
Series 4417, Class KO, 0.00%, 12/15/43	538	339,873
Series 4478, Class PO, 0.00%, 5/15/45	2,317	1,884,295
Series 4754, Class JO, 0.00%, 4/15/44	2,231	1,537,360

		$219,861,140

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.956%, (1 mo. USD LIBOR + 3.45%), 10/25/29(13)	$3,000	$3,182,312
Series 2018-DNA2, Class M2, 4.656%, (1 mo. USD LIBOR + 2.15%), 12/25/30(8)(13)	7,000	6,847,308

		$10,029,620

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$1	$830
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	1,351
Series G92-46, Class Z, 7.00%, 8/25/22	92	96,870
Series G92-60, Class Z, 7.00%, 10/25/22	129	135,790
Series G93-35, Class ZQ, 6.50%, 11/25/23	2,899	3,057,500
Series G93-40, Class H, 6.40%, 12/25/23	623	658,913

Security	Principal Amount (000’s omitted)	Value
Series 1989-34, Class Y, 9.85%, 7/25/19	$4	$4,305
Series 1990-17, Class G, 9.00%, 2/25/20	6	6,089
Series 1990-27, Class Z, 9.00%, 3/25/20	7	7,369
Series 1990-29, Class J, 9.00%, 3/25/20	9	9,065
Series 1990-43, Class Z, 9.50%, 4/25/20	23	23,837
Series 1991-98, Class J, 8.00%, 8/25/21	42	43,583
Series 1992-77, Class ZA, 8.00%, 5/25/22	183	193,439
Series 1992-103, Class Z, 7.50%, 6/25/22	16	16,882
Series 1992-113, Class Z, 7.50%, 7/25/22	40	42,407
Series 1992-185, Class ZB, 7.00%, 10/25/22	64	66,913
Series 1993-16, Class Z, 7.50%, 2/25/23	152	161,425
Series 1993-22, Class PM, 7.40%, 2/25/23	122	130,160
Series 1993-25, Class J, 7.50%, 3/25/23	186	198,644
Series 1993-30, Class PZ, 7.50%, 3/25/23	352	375,382
Series 1993-42, Class ZQ, 6.75%, 4/25/23	455	479,707
Series 1993-56, Class PZ, 7.00%, 5/25/23	70	74,747
Series 1993-156, Class ZB, 7.00%, 9/25/23	84	89,337
Series 1994-45, Class Z, 6.50%, 2/25/24	587	620,007
Series 1994-89, Class ZQ, 8.00%, 7/25/24	423	462,656
Series 1996-57, Class Z, 7.00%, 12/25/26	411	450,133
Series 1997-77, Class Z, 7.00%, 11/18/27	222	245,314
Series 1998-44, Class ZA, 6.50%, 7/20/28	226	247,616
Series 1999-45, Class ZG, 6.50%, 9/25/29	64	70,109
Series 2000-22, Class PN, 6.00%, 7/25/30	752	821,049
Series 2002-1, Class G, 7.00%, 7/25/23	98	103,657
Series 2002-21, Class PE, 6.50%, 4/25/32	532	593,530
Series 2005-75, Class CS, 14.175%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(19)	948	1,561,078
Series 2007-74, Class AC, 5.00%, 8/25/37(17)	5,904	6,324,574
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(19)	621	670,136
Series 2011-109, Class PE, 3.00%, 8/25/41	4,195	4,157,897
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,521	2,928,710
Series 2013-6, Class TA, 1.50%, 1/25/43	5,383	5,186,125
Series 2013-52, Class MD, 1.25%, 6/25/43	5,552	5,041,177
Series 2013-67, Class NF, 3.506%, (1 mo. USD LIBOR + 1.00%), 7/25/43(13)	2,784	2,793,162
Series 2014-64, Class PA, 3.00%, 3/25/44	4,578	4,544,331
Series 2016-22, Class ZE, 3.00%, 6/25/44	748	671,038
Series 2017-13, Class KF, 3.349%, (1 mo. USD LIBOR + 1.00%), 2/25/47(13)	1,184	1,193,624
Series 2017-15, Class LE, 3.00%, 6/25/46	15,570	15,458,776
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,051	988,726
Series 2017-48, Class LG, 2.75%, 5/25/47	8,355	8,167,619
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,186	2,879,041
Series 2017-75, Class Z, 3.00%, 9/25/57	2,145	1,939,541
Series 2017-76, Class Z, 3.00%, 10/25/57	2,590	2,405,550
Series 2017-96, Class Z, 3.00%, 12/25/57	5,912	5,584,220
Series 2017-110, Class Z, 3.00%, 2/25/57	5,137	4,825,534
Series 2018-18, Class QD, 4.50%, 5/25/45(17)	34,326	35,743,344
Series 2018-50, Class MZ, 4.50%, 7/25/48	4,450	4,482,435
Interest Only:(20)
Series 2010-99, Class NS, 4.094%, (6.60% - 1 mo. USD LIBOR), 3/25/39(19)	1,172	38,096

Security	Principal Amount (000’s omitted)	Value
Series 2010-124, Class SJ, 3.544%, (6.05% - 1 mo. USD LIBOR), 11/25/38(19)	$2,152	$109,499
Series 2011-101, Class IC, 3.50%, 10/25/26	9,549	788,032
Series 2011-101, Class IE, 3.50%, 10/25/26	3,194	265,448
Series 2012-24, Class S, 2.994%, (5.50% - 1 mo. USD LIBOR), 5/25/30(19)	2,090	114,848
Series 2012-33, Class CI, 3.50%, 3/25/27	5,454	468,177
Series 2012-56, Class SU, 4.244%, (6.75% - 1 mo. USD LIBOR), 8/25/26(19)	576	24,896
Series 2012-94, Class KS, 4.144%, (6.65% - 1 mo. USD LIBOR), 5/25/38(19)	5,995	681,877
Series 2012-97, Class PS, 3.644%, (6.15% - 1 mo. USD LIBOR), 3/25/41(19)	7,957	1,156,611
Series 2012-103, Class GS, 3.594%, (6.10% - 1 mo. USD LIBOR), 2/25/40(19)	5,247	354,187
Series 2012-118, Class IN, 3.50%, 11/25/42	9,577	1,846,140
Series 2012-124, Class IO, 1.506%, 11/25/42(18)	4,884	194,737
Series 2012-125, Class IG, 3.50%, 11/25/42	28,784	5,271,237
Series 2012-150, Class SK, 3.644%, (6.15% - 1 mo. USD LIBOR), 1/25/43(19)	5,495	677,580
Series 2013-12, Class SP, 3.144%, (5.65% - 1 mo. USD LIBOR), 11/25/41(19)	2,858	294,552
Series 2013-15, Class DS, 3.694%, (6.20% - 1 mo. USD LIBOR), 3/25/33(19)	11,016	1,490,047
Series 2013-16, Class SY, 3.644%, (6.15% - 1 mo. USD LIBOR), 3/25/43(19)	2,544	359,867
Series 2013-54, Class HS, 3.794%, (6.30% - 1 mo. USD LIBOR), 10/25/41(19)	3,206	260,905
Series 2013-64, Class PS, 3.744%, (6.25% - 1 mo. USD LIBOR), 4/25/43(19)	4,267	496,630
Series 2013-75, Class SC, 3.744%, (6.25% - 1 mo. USD LIBOR), 7/25/42(19)	9,769	839,607
Series 2014-32, Class EI, 4.00%, 6/25/44	1,572	336,277
Series 2014-55, Class IN, 3.50%, 7/25/44	3,986	661,758
Series 2014-89, Class IO, 3.50%, 1/25/45	5,042	953,852
Series 2015-17, Class SA, 3.694%, (6.20% - 1 mo. USD LIBOR), 11/25/43(19)	5,931	886,956
Series 2015-52, Class MI, 3.50%, 7/25/45	4,400	760,464
Series 2015-95, Class SB, 3.494%, (6.00% - 1 mo. USD LIBOR), 1/25/46(19)	14,551	2,260,626
Series 2016-1, Class SJ, 3.644%, (6.15% - 1 mo. USD LIBOR), 2/25/46(19)	21,504	3,574,448
Series 2017-46, Class NI, 3.00%, 8/25/42	12,558	1,751,101
Series 2018-21, Class IO, 3.00%, 4/25/48	23,703	4,346,102
Principal Only:(21)
Series 379, Class 1, 0.00%, 5/25/37	3,188	2,781,038
Series 2006-8, Class WQ, 0.00%, 3/25/36	4,495	3,873,898

		$164,954,747

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 8.256%, (1 mo. USD LIBOR + 5.75%), 7/25/29(13)	$4,500	$5,189,521
Series 2017-C03, Class 1B1, 7.356%, (1 mo. USD LIBOR + 4.85%), 10/25/29(13)	2,000	2,176,335
Series 2017-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 10/25/29(13)	2,750	2,851,757

		$10,217,613

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$505,169
Series 2016-129, Class ZC, 2.00%, 6/20/45	461	430,871
Series 2017-82, Class TZ, 2.50%, 2/16/43	467	430,051
Series 2017-110, Class ZJ, 3.00%, 7/20/47	35	32,020
Series 2017-121, Class DF, 2.97%, (1 mo. USD LIBOR + 0.50%), 8/20/47(13)	16,216	16,219,615
Series 2017-137, Class AF, 2.97%, (1 mo. USD LIBOR + 0.50%), 9/20/47(13)	9,109	9,140,119
Series 2017-141, Class KZ, 3.00%, 9/20/47	4,027	3,767,034
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,305	4,372,892
Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(19)	3,732	3,773,142
Series 2018-139, Class UF, 3.349%, (1 mo. USD LIBOR + 1.00%), 10/20/48(13)	5,191	5,198,937

Security	Principal Amount (000’s omitted)	Value
Interest Only:(20)
Series 2017-104, Class SD, 3.73%, (6.20% - 1 mo. USD LIBOR), 7/20/47(19)	$8,802	$1,501,675
Series 2018-105, Class SE, 3.73%, (6.20% - 1 mo. USD LIBOR), 8/20/48(19)	9,049	1,519,056

		$46,890,581

Total Collateralized Mortgage Obligations (identified cost $469,986,820)		$451,953,701

Commercial Mortgage-Backed Securities — 5.6%

Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(8)(18)	$2,663	$2,683,539
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(8)(18)	3,500	2,836,606
Series 2016-C7, Class D, 4.435%, 12/10/54(8)(18)	1,675	1,472,083
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,000	837,119
Series 2017-MDRB, Class C, 4.955%, (1 mo. USD LIBOR + 2.50%), 7/15/30(8)(13)	5,000	4,997,811
COMM Mortgage Trust
Series 2012-CR2, Class D, 4.832%, 8/15/45(8)(18)	1,650	1,595,198
Series 2013-CR11, Class D, 5.166%, 8/10/50(8)(18)	4,500	4,241,608
Series 2015-CR22, Class D, 4.121%, 3/10/48(8)(18)	4,100	3,732,988
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.362%, 12/15/49(18)	2,770	2,714,267
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,183	2,178,447
Series 2014-C19, Class D, 4.663%, 4/15/47(8)(18)	1,425	1,275,467
Series 2014-C22, Class C, 4.558%, 9/15/47(18)	730	713,283
Series 2014-C22, Class D, 4.558%, 9/15/47(8)(18)	5,276	4,497,536
Series 2014-C25, Class D, 3.945%, 11/15/47(8)(18)	2,974	2,506,686
Series 2015-C29, Class D, 3.67%, 5/15/48(18)	2,000	1,562,518
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	869	869,603
Series 2010-C2, Class D, 5.599%, 11/15/43(8)(18)	3,247	3,286,163
Series 2011-C5, Class D, 5.406%, 8/15/46(8)(18)	7,167	7,141,510
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,020,896
Series 2013-C13, Class D, 3.991%, 1/15/46(8)(18)	3,000	2,869,588
Series 2013-C16, Class D, 5.028%, 12/15/46(8)(18)	3,500	3,455,361
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,600	2,583,757
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.132%, 7/15/50(8)(18)	2,000	1,817,830
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(18)	1,600	1,306,446
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(8)	4,489	3,524,230
Series 2017-CLS, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 11/15/34(8)(13)	2,000	1,971,127
Motel 6 Trust
Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34(8)(13)	2,871	2,817,225

Security	Principal Amount (000’s omitted)	Value
RETL Trust
Series 2018-RVP, Class C, 4.505%, (1 mo. USD LIBOR + 2.05%), 3/15/33(8)(13)	$806	$806,268
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(8)(18)	3,000	2,924,823
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.313%, 4/10/46(8)(18)	4,437	3,983,449
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.287%, 7/15/46(8)(18)	3,000	2,537,134
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,122,220
Series 2015-LC22, Class C, 4.543%, 9/15/58(18)	1,250	1,247,175
Series 2015-SG1, Class C, 4.468%, 9/15/48(18)	2,575	2,510,621
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204%, 11/15/47(18)	2,500	2,426,188

Total Commercial Mortgage-Backed Securities (identified cost $89,441,793)		$89,066,770

Asset-Backed Securities — 3.0%
Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(8)	$455	$457,109
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(13)	1,000	913,161
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(13)	1,188	1,105,362
Ares CLO, Ltd.
Series 2015-35RA, Class E, 8.136%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(13)	2,000	1,800,572
Series 2016-40A, Class DR, 8.786%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(13)	1,000	973,742
Babson CLO, Ltd.
Series 2016-1A, Class ER, 8.477%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(13)	1,000	921,941
Benefit Street Partners CLO, Ltd.
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(8)(13)	3,000	2,970,819
BlueMountain CLO, Ltd.
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(8)(13)	2,000	1,850,594
Series 2018-1A, Class E, 8.47%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(13)	1,000	942,260
Canyon Capital CLO, Ltd.
Series 2016-2A, Class ER, 8.436%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(13)	3,350	2,947,079
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.94%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(13)	2,000	1,930,000
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.075%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(13)	2,000	1,988,330
Dell Equipment Finance Trust
Series 2016-1, Class B, 2.03%, 7/22/21(8)	505	504,257
Dryden Senior Loan Fund
Series 2016-42I, Class ER, 7.986%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(13)	1,000	887,364
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,396,679
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(8)	1,596	1,611,438

Security	Principal Amount (000’s omitted)	Value
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 7.719%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(13)	$1,100	$961,003
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(13)	1,000	909,347
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(13)	3,000	2,679,507
Invitation Homes Trust
Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37(8)(13)	615	609,234
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(8)	830	827,718
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	544	535,041
Neuberger Berman CLO, Ltd.
Series 2016-22A, Class ER, 8.509%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(13)	1,500	1,371,870
Neuberger Berman Loan Advisors CLO, Ltd.
Series 2018-30A, Class E, (3 mo. USD LIBOR + 6.75%), 1/20/31(8)(22)	2,000	1,959,154
Palmer Square CLO, Ltd.
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(13)	1,000	893,719
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B, 3.48%, 9/15/23(8)	1,395	1,394,483
Series 2017-3A, Class A, 2.36%, 11/15/23(8)	444	443,027
Series 2018-1A, Class A, 3.11%, 6/17/24(8)	846	844,620
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(8)	3,200	3,191,167
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.449%, (3 mo. USD LIBOR + 6.00%), 4/17/30(8)(13)	450	415,899
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.284%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(13)	2,000	1,819,590
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.162%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(13)	1,000	908,437
Sierra Receivables Funding Co., LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	427	424,901
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 4.155%, (1 mo. USD LIBOR + 1.70%), 12/15/20(8)(13)	1,500	1,501,072
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(8)	1,300	1,286,614
Vibrant CLO, Ltd.
Series 2018-9A, Class D, 8.492%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(13)	1,000	896,990
Voya CLO, Ltd.
Series 2015-3A, Class DR, 8.69%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(13)	2,000	1,848,168

Total Asset-Backed Securities (identified cost $51,224,407)		$48,922,268

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(14)
IAP Global Services, LLC(3)(23)(24)	31	$365,843

		$365,843

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(23)(24)	27,250	$1,001,437

		$1,001,437

Business Equipment and Services — 0.0%
Education Management Corp.(3)(23)(24)	5,580,468	$0

		$0

Electronics/Electrical — 0.0%(14)
Answers Corp.(3)(23)(24)	78,756	$213,429

		$213,429

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(23)(24)	42,216	$7,177

		$7,177

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(23)(24)	76,163	$0

		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(23)(24)	29,751	$2,023,068
Fieldwood Energy, Inc.(23)(24)	10,085	390,794
Nine Point Energy Holdings, Inc.(3)(24)(25)	29,787	33,064
Paragon Offshore Finance Company, Class A(23)(24)	2,021	2,147
Paragon Offshore Finance Company, Class B(23)(24)	1,011	38,418
Samson Resources II, LLC, Class A(23)(24)	45,294	1,041,762
Southcross Holdings Group, LLC(3)(23)(24)	78	0
Southcross Holdings L.P., Class A(23)	78	43,212

		$3,572,465

Publishing — 0.3%
ION Media Networks, Inc.(3)(23)(24)	5,187	$4,618,038
Tweddle Group, Inc.(3)(23)(24)	5,433	266,760

		$4,884,798

Radio and Television — 0.1%
Cumulus Media, Inc.(23)(24)	50,522	$545,637

		$545,637

Total Common Stocks (identified cost $5,807,052)		$10,590,786

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(23)(24)	6,209	$0

		$0

Oil and Gas — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(24)(25)	555	$814,723

		$814,723

Total Convertible Preferred Stocks (identified cost $993,211)		$814,723

Preferred Stocks — 0.0%(14)

Security	Shares	Value
Pipelines — 0.0%(14)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(11)	31,500	$567,315

Total Preferred Stocks (identified cost $702,450)		$567,315

Closed-End Funds — 1.2%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,073,855	$19,245,374

Total Closed-End Funds (identified cost $25,207,868)		$19,245,374

Miscellaneous — 0.0%

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(24)	2,257,600	$0

		$0

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(24)	$1,135,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.2%

U.S. Treasury Obligations — 0.0%(14)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/14/19(26)	$500	$498,570

Total U.S. Treasury Obligations (identified cost $498,570)		$498,570

Other — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(27)	18,901,138	$18,899,248

Total Other (identified cost $18,898,993)		$18,899,248

Value
Total Short-Term Investments (identified cost $19,397,563)	$19,397,818

Total Investments — 156.7% (identified cost $2,626,858,402)	$2,513,710,217

Less Unfunded Loan Commitments — (0.0)%(14)	$(271,307)

Net Investments — 156.7% (identified cost $2,626,587,095)	$2,513,438,910

Other Assets, Less Liabilities — (43.2)%	$(692,831,399)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.5)%	$(216,090,382)

Net Assets Applicable to Common Shares — 100.0%	$1,604,517,129

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $504,051,934 or 31.4% of the Fund’s net assets applicable to common shares.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities is $99,709,291 or 6.2% of the Fund’s net assets applicable to common shares.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2018.

(17)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.

(19)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2018.

(20)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(21)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(22)	When-issued, variable rate security whose interest rate will be determined after December 31, 2018.

(23)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(24)	Non-income producing security.

(25)	Restricted security.

(26)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $652,972.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	804,897	EUR	706,701	Deutsche Bank AG	1/10/19	$—	$(5,272)
USD	1,522,696	EUR	1,341,245	Citibank, N.A.	1/15/19	—	(15,563)
EUR	2,168	USD	2,495	Citibank, N.A.	1/29/19	—	(5)
EUR	568,696	USD	654,349	Citibank, N.A.	1/29/19	—	(1,353)
USD	2,500,204	EUR	2,172,933	Citibank, N.A.	1/29/19	5,171	—
USD	678,433	EUR	589,627	Citibank, N.A.	1/29/19	1,403	—
USD	546,351	EUR	474,835	Citibank, N.A.	1/29/19	1,130	—
USD	362,592	EUR	315,129	Citibank, N.A.	1/29/19	750	—
USD	770,036	EUR	673,698	Citibank, N.A.	1/29/19	—	(3,526)
USD	2,517,881	EUR	2,198,777	Citibank, N.A.	1/29/19	—	(6,827)
EUR	594,564	USD	680,036	State Street Bank and Trust Company	1/31/19	2,777	—
EUR	193,894	USD	220,861	State Street Bank and Trust Company	1/31/19	1,812	—
EUR	156,354	USD	177,838	State Street Bank and Trust Company	1/31/19	1,723	—
EUR	138,378	USD	157,441	State Street Bank and Trust Company	1/31/19	1,476	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	366,898	USD	419,906	State Street Bank and Trust Company	1/31/19	$1,449	$—
EUR	92,361	USD	104,769	State Street Bank and Trust Company	1/31/19	1,301	—
EUR	104,581	USD	119,202	State Street Bank and Trust Company	1/31/19	901	—
EUR	100,117	USD	114,180	State Street Bank and Trust Company	1/31/19	797	—
EUR	53,324	USD	60,756	State Street Bank and Trust Company	1/31/19	482	—
EUR	305,710	USD	351,380	State Street Bank and Trust Company	1/31/19	—	(295)
GBP	463,079	USD	587,530	State Street Bank and Trust Company	1/31/19	3,529	—
GBP	120,380	USD	153,742	State Street Bank and Trust Company	1/31/19	—	(93)
GBP	18,697	USD	24,302	State Street Bank and Trust Company	1/31/19	—	(438)
GBP	31,890	USD	41,554	State Street Bank and Trust Company	1/31/19	—	(851)
USD	19,933,942	EUR	17,350,821	Goldman Sachs International	1/31/19	7,825	—
USD	464,975	EUR	402,827	State Street Bank and Trust Company	1/31/19	2,359	—
USD	291,872	EUR	253,251	State Street Bank and Trust Company	1/31/19	1,032	—
USD	387,662	EUR	336,808	State Street Bank and Trust Company	1/31/19	863	—
USD	168,013	EUR	146,548	State Street Bank and Trust Company	1/31/19	—	(286)
USD	302,080	EUR	263,311	State Street Bank and Trust Company	1/31/19	—	(313)
USD	109,705	EUR	95,866	State Street Bank and Trust Company	1/31/19	—	(390)
USD	921,310	EUR	802,674	State Street Bank and Trust Company	1/31/19	—	(502)
USD	159,809	EUR	140,000	State Street Bank and Trust Company	1/31/19	—	(971)
USD	453,156	EUR	395,834	State Street Bank and Trust Company	1/31/19	—	(1,430)
USD	223,325	EUR	195,832	State Street Bank and Trust Company	1/31/19	—	(1,573)
USD	18,686,959	EUR	16,280,675	State Street Bank and Trust Company	1/31/19	—	(10,175)
USD	5,951,178	GBP	4,621,771	State Street Bank and Trust Company	1/31/19	52,103	—
USD	2,231,570	GBP	1,734,228	State Street Bank and Trust Company	1/31/19	18,059	—
USD	140,896	GBP	111,179	State Street Bank and Trust Company	1/31/19	—	(1,009)
USD	773,254	EUR	659,565	Goldman Sachs International	2/21/19	14,463	—
USD	3,291,357	EUR	2,884,524	Deutsche Bank AG	2/22/19	—	(27,396)
USD	763,794	CAD	1,012,149	HSBC Bank USA, N.A.	2/28/19	21,385	—
USD	133,615	EUR	116,836	State Street Bank and Trust Company	2/28/19	—	(877)
USD	553,827	EUR	483,000	State Street Bank and Trust Company	2/28/19	—	(2,161)
USD	408,004	EUR	350,932	JPMorgan Chase Bank, N.A.	3/21/19	3,292	—
USD	27,546,381	EUR	24,047,474	HSBC Bank USA, N.A.	3/29/19	—	(206,171)
USD	1,963,778	EUR	1,709,000	Goldman Sachs International	4/4/19	—	(9,585)

						$146,082	$(297,062)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	91	Short	3/18/19	$(9,171,805)	$(96,688)
10-Year USD Deliverable Interest Rate Swap	111	Short	3/18/19	(11,356,687)	(176,906)
U.S. 2-Year Treasury Note	550	Short	3/29/19	(116,771,875)	(739,062)
U.S. 5-Year Treasury Note	1,299	Short	3/29/19	(148,979,062)	(2,273,250)
U.S. 10-Year Treasury Note	745	Short	3/20/19	(90,901,641)	(1,978,906)
U.S. 10-Year Treasury Note	275	Long	3/20/19	33,554,297	751,953

					$(4,512,859)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,992	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	$(23,416)	$4,751	$(18,665)
EUR	140	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(7,637)	3,496	(4,141)
EUR	2,250	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	5/9/23	(36,656)	(484)	(37,140)
EUR	5,080	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(73,995)	5,479	(68,516)
EUR	240	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/20/28	(9,412)	(130)	(9,542)
EUR	290	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/21/28	(11,364)	(643)	(12,007)
EUR	931	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(29,995)	(204)	(30,199)
EUR	95	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(3,743)	—	(3,743)
EUR	265	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(1,757)	(9,370)	(11,127)
EUR	159	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(8,841)	—	(8,841)
EUR	71	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(2,294)	(63)	(2,357)
EUR	265	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	11/28/48	(7,570)	(775)	(8,345)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	5,619	846	6,465
USD	2,250	Receives	3-month USD-LIBOR (pays quarterly)	1.50% (pays semi-annually)	3/20/20	25,994	(7,121)	18,873
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	11,015	—	11,015
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	11/17/20	1,371	(170)	1,201
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(3,972)	(211)	(4,183)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(4,710)	(219)	(4,929)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	3/16/21	(4,851)	212	(4,639)
USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/19/21	(3,548)	—	(3,548)
USD	375	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	3/26/21	(3,500)	583	(2,917)
USD	665	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	11/7/22	12,483	—	12,483
USD	1,750	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	11/14/22	34,051	—	34,051
USD	210	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	11/17/22	3,878	(248)	3,630

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	11/17/22	$3,140	$(186)	$2,954
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	3/20/23	(4,927)	—	(4,927)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(12,193)	11	(12,182)
USD	292	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(8,863)	—	(8,863)
USD	425	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(9,822)	(49)	(9,871)
USD	262	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(6,266)	—	(6,266)
USD	317	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(7,572)	—	(7,572)
USD	211	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	(5,406)	—	(5,406)
USD	211	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(5,681)	—	(5,681)
USD	384	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(10,378)	—	(10,378)
USD	232	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(6,723)	—	(6,723)
USD	244	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(7,048)	1,375	(5,673)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(5,366)	—	(5,366)
USD	509	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(12,296)	—	(12,296)
USD	535	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(10,528)	—	(10,528)
USD	330	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(2,097)	—	(2,097)
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(1,445)	—	(1,445)
USD	240	Receives	3-month USD-LIBOR (pays quarterly)	2.86% (pays semi-annually)	3/20/28	(5,038)	—	(5,038)
USD	2,339	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	6/1/28	(36,825)	—	(36,825)
USD	673	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(29,953)	—	(29,953)
USD	273	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(9,931)	140	(9,791)
USD	573	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(21,129)	—	(21,129)
USD	603	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(31,019)	—	(31,019)
USD	1,185	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(56,489)	—	(56,489)
USD	279	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(4,823)	—	(4,823)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	310	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	$(4,565)	$—	$(4,565)
USD	39	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(2,202)	88	(2,114)
USD	40	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(2,272)	—	(2,272)
USD	30	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(1,118)	—	(1,118)
USD	321	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(22,000)	(477)	(22,477)
USD	629	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(37,447)	—	(37,447)
USD	251	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	(19,921)	(1,890)	(21,811)
USD	1,212	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	12/20/48	(28,087)	—	(28,087)

						$(569,140)	$(5,259)	$(574,399)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts	Unrealized Depreciation
Argentina	$3,117	5.00 (pays quarterly	% )(1)	12/20/23	8.00%	$(337,775)	$282,413	$(55,362)

Total	$3,117					$(337,775)	$282,413	$(55,362)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00 (pays quarterly	% )(1)	6/20/22	2.04%	$(38,344)	$71,697	$33,353
Brazil	Citibank, N.A.	3,549	1.00 (pays quarterly	% )(1)	12/20/23	2.05	(165,730)	272,065	106,335
Brazil	Goldman Sachs International	900	1.00 (pays quarterly	% )(1)	12/20/23	2.05	(42,028)	64,305	22,277
Russia	Deutsche Bank AG	300	1.00 (pays quarterly	% )(1)	12/20/23	1.53	(7,034)	8,082	1,048
Russia	Deutsche Bank AG	2,500	1.00 (pays quarterly	% )(1)	12/20/23	1.53	(58,617)	63,994	5,377
Turkey	Citibank, N.A.	290	1.00 (pays quarterly	% )(1)	6/20/23	3.47	(27,778)	18,289	(9,489)

Total		$8,689					$(339,531)	$498,432	$158,901

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,806,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(339,531)
Credit	Credit default swaps (centrally cleared)*	—	(337,775)

Total		$—	$(677,306)

Foreign Exchange	Forward foreign currency exchange contracts	$146,082	$(297,062)

Total		$146,082	$(297,062)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Financial futures contracts*	$751,953	$(5,264,812)
Interest Rate	Interest rate swaps (centrally cleared)*	97,551	(666,691)

Total		$849,504	$(5,931,503)

*	For futures contracts and centrally cleared swap contracts, amount represents value.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	12/10/18	1/10/19	2.78%	$67,180,352	$67,289,296	$74,304,070
Federal Reserve Bank of Boston	12/10/18	1/10/19	2.62	43,035,552	43,101,325	65,808,204

Total				$110,215,904	$110,390,621	$140,112,274

At December 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2018.

Restricted Securities

At December 31, 2018, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$33,064
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$814,723

Total Restricted Securities			$1,925,397	$847,787

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$831,579,928	$3,099,207	$834,679,135
Corporate Bonds & Notes	—	736,512,237	—	736,512,237
Foreign Government Securities	—	86,512,509	—	86,512,509
Sovereign Loans	—	7,699,202	—	7,699,202
Mortgage Pass-Throughs	—	207,477,072	—	207,477,072
Collateralized Mortgage Obligations	—	451,953,701	—	451,953,701
Commercial Mortgage-Backed Securities	—	89,066,770	—	89,066,770
Asset-Backed Securities	—	48,922,268	—	48,922,268
Common Stocks	545,637	2,524,947	7,520,202	10,590,786
Convertible Preferred Stocks	—	—	814,723	814,723
Preferred Stocks	567,315	—	—	567,315
Closed-End Funds	19,245,374	—	—	19,245,374
Miscellaneous	—	—	0	0
Short-Term Investments —
U.S. Treasury Obligations	—	498,570	—	498,570
Other	—	18,899,248	—	18,899,248
Total Investments	$20,358,326	$2,481,646,452	$11,434,132	$2,513,438,910
Forward Foreign Currency Exchange Contracts	$—	$146,082	$—	$146,082
Futures Contracts	751,953	—	—	751,953
Swap Contracts	—	97,551	—	97,551
Total	$21,110,279	$2,481,890,085	$11,434,132	$2,514,434,496

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(297,062)	$—	$(297,062)
Futures Contracts	(5,264,812)	—	—	(5,264,812)
Swap Contracts	—	(1,343,997)	—	(1,343,997)
Total	$(5,264,812)	$(1,641,059)	$—	$(6,905,871)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date December 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019